UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21989

Virtus AllianzGI Equity & Convertible Income Fund

(formerly known as: AllianzGI Equity & Convertible Income Fund)

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301

(Address of principal executive offices) (Zip code)

Angela Borreggine

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

1540 Broadway

New York, NY 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-254-5197

Date of fiscal year end: January 31

Date of reporting period: July 31, 2021

Item 1.	Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

(b)	Not applicable.

SEMIANNUAL REPORT

July 31, 2021
Virtus AllianzGI Diversified Income & Convertible Fund
Virtus AllianzGI Equity & Convertible Income Fund
Virtus Dividend, Interest & Premium Strategy Fund

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports like this one will no longer be sent by mail, unless specifically requested from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect at any time to receive not only shareholder reports but also certain other communications from the Fund electronically, or you may elect to receive paper copies of all future shareholder reports free of charge to you. If you own your shares directly with the Fund, you may make such elections by calling the Fund at 1-800-254-5197 or, with respect to requesting electronic delivery, by visiting www.virtus.com. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Not FDIC Insured • No Bank Guarantee • May Lose Value

MESSAGE TO SHAREHOLDERS
To Virtus Closed-End Fund Shareholders:
I am pleased to present this semiannual report, which reviews the performance of your Fund for the six months ended July 31, 2021.
Continued strong monetary and fiscal support led global markets generally higher during the period, despite the resurgence of COVID-19, specifically the Delta variant, and inflation fears. Many indexes posted positive returns for the six months. U.S. large-capitalization stocks led the way, returning 19.19%, as measured by the S&P 500® Index, versus a gain of 7.86% for small-cap stocks, as measured by the Russell 2000® Index. Within international equities, developed markets, as measured by the MSCI EAFE® Index (net), returned 10.83%, while emerging markets posted a loss of 2.76%, as measured by the MSCI Emerging Markets Index (net).
In fixed income markets, the yield on the 10-year Treasury was 1.24% on July 31, 2021, up from 1.11% on January 31, 2021. The broader U.S. fixed income market, as represented by the Bloomberg U.S. Aggregate Bond Index, returned 0.21%. Non-investment grade bonds were up 3.67% for the period, as measured by the Bloomberg U.S. Corporate High Yield Bond Index.
If you have any questions about your Fund, please call us at 866-270-7788. To learn more about the many investment strategies we offer, please visit us at Virtus.com.
We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President and Chief Executive Officer, Virtus Closed-End Funds
September 2021

Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

ALLIANZGI DIVERSIFIED INCOME & CONVERTIBLE FUND MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)
July 31, 2021
About the Fund:
AllianzGI Diversified Income & Convertible Fund’s (NYSE: ACV) (the “Fund”) investment objective is to provide total return through a combination of current income and capital appreciation, while seeking to provide downside protection against capital loss. There is no guarantee that the Fund will achieve its investment objective.
The Fund has a blended capital structure combining long-term fixed rates and short-term variable rates which enable the Fund to seek to enhance the returns and yields on its investments. As of July 31, 2021, the Fund’s leverage consisted of $105.0 million of borrowings made pursuant to long-term senior notes, short-term margin loan financing, and mandatory redeemable preferred shares, which represented approximately 22% of the Fund’s total assets.
Manager Comments – Allianz Global Investors U.S. LLC (AllianzGI)
AllianzGI manages the Fund, leveraging the knowledge and skills of an experienced investment team that has a long track record in closed-end fund management. The team takes a dynamic approach to allocating Fund assets across convertible securities, equities, and income-producing securities. They invest for the long term, employing innovative investment expertise and global resources. The following commentary is provided by the portfolio teams at AllianzGI and covers the Fund’s portfolio for the six months ended July 31, 2021.
How did the markets perform for the six months ended July 31, 2021?
The three asset classes – U.S. equities, convertible securities, and high yield bonds – utilized in the Fund advanced during the period. The Russell 1000® Growth Index returned 17.6%. The ICE BofA US Convertibles Index and ICE BofA US High Yield Index returned 3.1% and 3.7%, respectively. By way of comparison, the 10-year U.S. Treasury fell 0.6% and the S&P 500® Index gained 19.2%.
The S&P 500® Index hit new highs over the period, rising for six straight months through July – its best streak since 2018. Convertible securities were positively impacted by underlying equity strength. Declining default rates and accelerating credit rating upgrades were notable developments within the high yield bond market.
During the reporting period, investors weighed stronger-than-expected earnings results, a robust economic recovery, ongoing accommodation by the U.S. Federal Reserve (the Fed), and additional fiscal stimulus against rising inflation and increasing COVID-19 case counts.
First-quarter financial results for companies in the S&P 500® Index exceeded estimates due to stronger-than-expected earnings and revenues. Earnings surpassed estimates by more than 22%, with 86% of the companies beating their projections, according to FactSet, a financial data and software company. Additionally, second-quarter 2021 earnings growth estimates strengthened over the period, with a record-high number of companies in the S&P 500® Index issuing positive earnings and sales guidance. At period-end, second-quarter earnings results were also exceeding expectations.
The economy continued to rapidly recover during the period. The unemployment rate declined, jobless claims hit a pandemic-era low, housing industry statistics were positive, and global manufacturing and service sector activity remained robust. On the other hand, inflation measures increased.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 13.

ALLIANZGI DIVERSIFIED INCOME & CONVERTIBLE FUND MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)
July 31, 2021
The Fed kept interest rates and asset purchases unchanged and pushed out tapering expectations. The Fed’s interest rate forecast incorporated 0.50% of tightening in 2023, reflecting a faster recovery in economic activity and higher inflation expectations.
Lastly, President Biden signed into law the American Rescue Plan – a $1.9 trillion fiscal stimulus bill – and unveiled an infrastructure spending plan.
What factors affected the Fund’s performance during its fiscal semiannual period?
For the six months ended July 31, 2021, the Fund’s net asset value (NAV) returned 6.05%, and its market price returned 9.32%. For the same period, the Fund’s composite benchmark, which consists of 50% ICE BofA US Convertibles Index (representing convertible securities), 25% ICE BofA US High Yield Index (representing high yield bonds), and 25% Russell 1000® Growth Index (representing equities), returned 6.78%.
The Fund benefited from its exposure to U.S. equities, convertible securities, and high yield bonds.
Information technology, communication services, and health care were the top-contributing sectors among equity holdings during the reporting period. Conversely, energy was the only sector among equity holdings to detract from performance.
Within convertibles, outperforming exposures included financials, media, and health care, whereas the technology, energy, and consumer discretionary sectors underperformed.
Among high yield holdings, the industries exhibiting the greatest strength were financial services, energy, and theaters & entertainment. There were no industries among high yield holdings that had a negative impact on performance.
The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market conditions and should not be relied upon as investment advice.
The Fund’s portfolio holdings are subject to change and may not be representative of the portfolio managers’ current or future investment decisions. The mention of individual securities held by the Fund is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional.
Risk Considerations
Convertible Securities: A convertible security may be called for redemption at a time and price unfavorable to the portfolio.
Credit & Interest: Debt instruments are subject to various risks, including credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
Leverage: When a portfolio is leveraged, the value of its securities may be more volatile and all other risks may be compounded.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 13.

ALLIANZGI DIVERSIFIED INCOME & CONVERTIBLE FUND MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)
July 31, 2021
High Yield Fixed Income Securities: There is a greater risk of issuer default, less liquidity, and increased price volatility related to high yield securities than investment grade securities.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Preferred Stocks: Preferred stocks may decline in price, fail to pay dividends, or be illiquid.
Options: Selling call options may limit the opportunity to profit from the increase in price of the underlying asset. Selling put options risks loss if the option is exercised while the price of the underlying asset is rising. Buying options risks loss of the premium paid for those options.
Market Volatility: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the portfolio and its investments, including hampering the ability of the portfolio manager(s) to invest the portfolio’s assets as intended.
Closed-End Funds: Closed-end funds may trade at a discount or premium from their net asset values, which may affect whether an investor will realize gains or losses. They may also employ leverage, which may increase volatility.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 13.

ALLIANZGI EQUITY & CONVERTIBLE INCOME FUND MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)
July 31, 2021
About the Fund:
AllianzGI Equity & Convertible Income Fund’s (NYSE: NIE) (the “Fund”) investment objective is to seek total return comprised of capital appreciation, current income and gains. There is no guarantee that the Fund will achieve its investment objective.
Manager Comments – Allianz Global Investors U.S. LLC (AllianzGI)
AllianzGI manages the Fund, leveraging the knowledge and skills of an experienced investment team that has a long track record in closed-end fund management. The team takes a dynamic approach to allocating Fund assets across convertible securities, equities, and income-producing securities. They invest for the long term, employing innovative investment expertise and global resources. The following commentary is provided by the portfolio teams at AllianzGI and covers the Fund’s portfolio for the six months ended July 31, 2021.
How did the markets perform for the six months ended July 31, 2021?
The two asset classes – U.S. equities and convertible securities – utilized in the Fund advanced during the period. The Russell 1000® Growth Index returned 17.6%, and the ICE BofA US Convertibles Index returned 3.1%. By way of comparison, the 10-year U.S. Treasury fell 0.6% and the S&P 500® Index gained 19.2%.
The S&P 500® Index hit new highs over the period, rising for six straight months through July – its best streak since 2018. Convertible securities were positively impacted by underlying equity strength.
During the reporting period, investors weighed stronger-than-expected earnings results, a robust economic recovery, ongoing accommodation by the U.S. Federal Reserve (the Fed), and additional fiscal stimulus against rising inflation and increasing COVID-19 case counts.
First-quarter financial results for companies in the S&P 500® Index exceeded estimates due to stronger-than-expected earnings and revenues. Earnings surpassed estimates by more than 22%, with 86% of the companies beating their projections, according to FactSet, a financial data and software company. Additionally, second-quarter 2021 earnings growth estimates strengthened over the period, with a record-high number of companies in the S&P 500® Index issuing positive earnings and sales guidance. At period-end, second-quarter earnings results exceeded expectations.
The economy continued to rapidly recover during the period. The unemployment rate declined, jobless claims hit a pandemic-era low, housing industry statistics were constructive, and surveys of manufacturing and service sector activity remained robust. On the other hand, inflation measures increased.
The Fed kept interest rates and asset purchases unchanged and pushed out tapering expectations. The Fed’s interest rate forecast incorporated 0.50% of tightening in 2023, reflecting a faster recovery in economic activity and higher inflation expectations.
Lastly, President Biden signed into law the American Rescue Plan – a $1.9 trillion fiscal stimulus bill – and unveiled an infrastructure spending plan.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 13.

ALLIANZGI EQUITY & CONVERTIBLE INCOME FUND MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)
July 31, 2021
What factors affected the Fund’s performance during its fiscal semiannual period?
For the six months ended July 31, 2021, the Fund’s net asset value (NAV) returned 11.13%, and its market price returned 11.52%. For the same period, the Fund’s composite benchmark, which consists of 60% Russell 1000® Growth Index (representing equities) and 40% ICE BofA US Convertibles Index (representing convertible securities), returned 11.65%.
The Fund benefited from its exposure to U.S. equities and convertible securities.
Information technology, communication services, and health care were the top-contributing sectors among equity holdings during the reporting period. Conversely, energy was the only sector to detract from performance.
Within convertibles, outperforming exposures included health care, media, and financials, whereas the consumer discretionary, technology, and transportation sectors underperformed.
The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market conditions and should not be relied upon as investment advice.
The Fund’s portfolio holdings are subject to change and may not be representative of the portfolio managers’ current or future investment decisions. The mention of individual securities held by the Fund is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional.
Risk Considerations
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Convertible Securities: A convertible security may be called for redemption at a time and price unfavorable to the portfolio.
Credit & Interest: Debt instruments are subject to various risks, including credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
Options: Selling call options may limit the opportunity to profit from the increase in price of the underlying asset. Selling put options risks loss if the option is exercised while the price of the underlying asset is rising. Buying options risks loss of the premium paid for those options.
Market Volatility: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the portfolio and its investments, including hampering the ability of the portfolio manager(s) to invest the portfolio’s assets as intended.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 13.

ALLIANZGI EQUITY & CONVERTIBLE INCOME FUND MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)
July 31, 2021
Preferred Stocks: Preferred stocks may decline in price, fail to pay dividends, or be illiquid.
Closed-End Funds: Closed-end funds may trade at a discount or premium from their net asset values, which may affect whether an investor will realize gains or losses. They may also employ leverage, which may increase volatility.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 13.

DIVIDEND, INTEREST & PREMIUM STRATEGY FUND MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)
July 31, 2021
About the Fund:
Dividend, Interest & Premium Strategy Fund’s (NYSE: NFJ) (the “Fund”) investment objective is to seek current income and gains, with a secondary objective of long-term capital appreciation. There is no guarantee that the Fund will achieve its investment objective.
Manager Comments – Allianz Global Investors U.S. LLC (AllianzGI) & NFJ Investment Group, LLC (NFJ)
AllianzGI manages the Fund’s convertible securities portfolio, while NFJ manages the Fund’s equity and options portfolios. The NFJ and AllianzGI teams have been working together for more than 15 years. The skilled investment team at AllianzGI has a long track record in closed-end fund management. They invest for the long term, employing innovative investment expertise and global resources. The NFJ investment team has been managing value equities for clients for over 30 years. They seek to invest in companies with low market expectations and the strongest prospects for returning capital to shareholders. The following commentary is provided by the portfolio teams at AllianzGI and NFJ and covers the Fund’s portfolio for the six months ended July 31, 2021.
How did the markets perform for the six months ended July 31, 2021?
The reporting period was generally marked by strength, as a massive federal stimulus and COVID-19 vaccinations sparked trading in stocks of companies expected to benefit from a reopening economy (i.e., a reopen trade) and buoyed U.S. equity returns. Some of that euphoria began to taper off toward the end of the period and the market climbed a wall of worry as investors began to abandon companies that were expected to benefit from a reopening economy in favor of more defensive positioning. Concerns ranged from higher inflation and eventual interest rate hikes to the worldwide spread of the COVID-19 Delta variant. Though modest upticks in volatility toward the second half of the reporting period coincided with the emergence of the Delta variant in the U.S., the CBOE Volatility Index (VIX®) generally trended downward over the six months ended July 31, 2021.
Within the Russell 1000® Value Index, the energy and real estate sectors led returns, with 29% gains for each, followed by strength from financials and industrials. In contrast, utilities, consumer staples, health care, and communication services posted the weakest results over the trailing six months.
Convertible securities were positively impacted by underlying equity strength.
What factors affected the Fund’s performance during its fiscal semiannual period?
For the fiscal six months ended July 31, 2021, the Fund’s net asset value (NAV) returned 14.57%, and its market price returned 18.13%. For the same period, the Fund’s composite benchmark, which consists of 75% Russell 1000® Value Index (representing equities) and 25% ICE BofA US Convertibles Index (representing convertible securities), returned 14.99%. The underlying indexes returned 19.08% for equities, and 3.09% for convertible securities. The Fund benefited from its exposure to equity holdings.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 13.

DIVIDEND, INTEREST & PREMIUM STRATEGY FUND MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)
July 31, 2021
In the equity sleeve, relative outperformance results versus the Russell 1000® Value Index were due to positive stock selection, while sector allocation was modestly negative over the reporting period. Selection was strong across the technology and health care sectors. These gains were only somewhat offset by certain holdings in the real estate and financials sectors that failed to keep pace with the benchmark. An underweight in financials and an overweight in technology detracted from relative returns. Conversely, an overweight to the real estate sector as a whole and an underweight in communication services boosted six-month returns.
The top-contributing sectors within the convertible securities allocation were health care, media, and financials. Only two sectors – technology and consumer discretionary – detracted from performance during the reporting period.
In the options sleeve, many written options positions expired below the strike price, and the portfolio was able to retain the set premiums.
The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market conditions and should not be relied upon as investment advice.
The Fund’s portfolio holdings are subject to change and may not be representative of the portfolio managers’ current or future investment decisions. The mention of individual securities held by the Fund is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional.
Risk Considerations
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Convertible Securities: A convertible security may be called for redemption at a time and price unfavorable to the portfolio.
Credit & Interest: Debt instruments are subject to various risks, including credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
Options: Selling call options may limit the opportunity to profit from the increase in price of the underlying asset. Selling put options risks loss if the option is exercised while the price of the underlying asset is rising. Buying options risks loss of the premium paid for those options.
Market Volatility: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the portfolio and its investments, including hampering the ability of the portfolio manager(s) to invest the portfolio’s assets as intended.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 13.

DIVIDEND, INTEREST & PREMIUM STRATEGY FUND MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)
July 31, 2021
Preferred Stocks: Preferred stocks may decline in price, fail to pay dividends, or be illiquid.
Closed-End Funds: Closed-end funds may trade at a discount or premium from their net asset values, which may affect whether an investor will realize gains or losses. They may also employ leverage, which may increase volatility.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 13.

PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)
July 31, 2021
The following tables present the portfolio holdings within certain industries as a percentage of total investments at July 31, 2021.
AllianzGI Diversified Income & Convertible Fund
Convertible Bonds and Notes		50%
Internet	11%
Software	7
Healthcare-Products	4
All other Convertible Bonds and Notes	28
Common Stocks		24
Software	3
Interactive Media & Services	3
Semiconductors & Semiconductor Equipment	2
All other Common Stocks	16
Corporate Bonds and Notes		12
Media	1
Oil, Gas & Consumable Fuels	1
Telecommunications	1
All other Corporate Bonds and Notes	9
Convertible Preferred Stocks		10
Short-Term Investment		4
Total		100%
AllianzGI Equity & Convertible Income Fund
Common Stocks		66%
Software	9%
Interactive Media & Services	8
Semiconductors & Semiconductor Equipment	6
All other Common Stocks	43
Convertible Bonds and Notes		26
Internet	7
Software	4
Commercial Services	1
All other Convertible Bonds and Notes	14
Convertible Preferred Stocks		6
Short-Term Investment		2
Total		100%

PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited) (Continued)
July 31, 2021
Dividend, Interest & Premium Strategy Fund
Common Stocks		74%
Equity Real Estate Investment	6%
Semiconductors & Semiconductor Equipment	6
Software	6
All other Common Stocks	56
Convertible Bonds and Notes		19
Internet	5
Software	3
Commercial Services	1
All other Convertible Bonds and Notes	10
Convertible Preferred Stocks		5
Short-Term Investment		2
Total		100%

KEY INVESTMENT TERMS (Unaudited)
July 31, 2021
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Bloomberg U.S. Aggregate Bond Index
The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg U.S. Corporate High Yield Bond Index
The Bloomberg U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Chicago Board Options Exchange Volatility Index® (“CBOE VIX®”)
The CBOE VIX® shows the market’s expectation of 30-day volatility. It is constructed using the implied volatilities of a wide range of S&P 500® Index options. This volatility is meant to be forward looking and is calculated from both calls and puts. The CBOE VIX® is a widely used measure of market risk and is often referred to as the “investor fear gauge.” The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Exchange-Traded Funds (“ETFs”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (the “Fed”)
The Central Bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.
ICE BofA US Convertibles Index
The ICE BofA US Convertibles Index is a widely used, unmanaged index that measures the performance of U.S. dollar-denominated convertible securities not currently in bankruptcy with a total market value greater than $50 million at issuance. Its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
ICE BofA US High Yield Index
The ICE BofA US High Yield Index is market capitalization weighted and is designed to measure the performance of U.S. dollar denominated below investment grade (commonly referred to as “junk”) corporate debt publicly issued in the U.S. domestic market. Its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Leveraged Loan
Leveraged loans (also known as bank, senior or floating-rate loans) consists of below investment-grade credit quality loans that are arranged by banks and other financial institutions to help companies finance acquisitions, recapitalizations, or other highly leveraged transactions. Such loans may be especially vulnerable to adverse changes in economic or market conditions,

KEY INVESTMENT TERMS (Unaudited) (Continued) July 31, 2021
although they are senior in the capital structure which typically provides investors/lenders a degree of potential credit risk protection.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Payment In Kind (“PIK”)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Russell 1000® Growth Index
The Russell 1000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Russell 1000® Value Index
The Russell 1000® Value Index is a market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment

KEY INVESTMENT TERMS (Unaudited) (Continued) July 31, 2021
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

AllianzGI Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—14.7%
Advertising—0.1%
Clear Channel Outdoor Holdings, Inc.
144A 7.750%, 4/15/28(1)	$155	$ 162
144A 7.500%, 6/1/29(1)	275	285
		447

Aerospace & Defense—0.2%
TransDigm, Inc.
6.375%, 6/15/26	140	145
5.500%, 11/15/27	345	356
Triumph Group, Inc.
144A 8.875%, 6/1/24(1)	151	167
144A 6.250%, 9/15/24(1)	175	176
		844

Airlines—0.2%
American Airlines, Inc.
144A 11.750%, 7/15/25(1)	300	375
144A 5.750%, 4/20/29(1)	140	151
Delta Air Lines, Inc. 7.375%, 1/15/26	375	441
		967

Auto Components—0.6%
American Axle & Manufacturing, Inc. 6.500%, 4/1/27	590	619
Clarios Global LP 144A 8.500%, 5/15/27(1)	645	697
Goodyear Tire & Rubber Co. (The)
5.250%, 4/30/31	295	312
	Par Value	Value

Auto Components—continued
144A 5.250%, 7/15/31(1)	$305	$ 322
Tenneco, Inc. 144A 7.875%, 1/15/29(1)	315	356
		2,306

Auto Manufacturers—0.5%
Ford Motor Co.
9.000%, 4/22/25	530	653
9.625%, 4/22/30	460	664
7.450%, 7/16/31	250	331
Ford Motor Credit Co. LLC 5.125%, 6/16/25	150	165
		1,813

Building Materials—0.3%
Builders FirstSource, Inc. 144A 5.000%, 3/1/30(1)	410	436
Griffon Corp. 5.750%, 3/1/28	230	242
Koppers, Inc. 144A 6.000%, 2/15/25(1)	305	313
		991

Chemicals—0.1%
Tronox, Inc. 144A 4.625%, 3/15/29(1)	300	305
Commercial Services—0.8%
ADT Security Corp. (The) 144A 4.125%, 8/1/29(1)	295	297
Avis Budget Car Rental LLC 144A 5.375%, 3/1/29(1)	455	473
Deluxe Corp. 144A 8.000%, 6/1/29(1)	285	312
See Notes to Financial Statements

AllianzGI Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021
($ reported in thousands)
	Par Value	Value

Commercial Services—continued
Herc Holdings, Inc. 144A 5.500%, 7/15/27(1)	$290	$ 304
NESCO Holdings II, Inc. 144A 5.500%, 4/15/29(1)	445	459
RR Donnelley & Sons Co. 6.000%, 4/1/24	915	958
United Rentals North America, Inc. 5.250%, 1/15/30	310	339
		3,142

Computers—0.3%
Booz Allen Hamilton, Inc. 144A 4.000%, 7/1/29(1)	300	308
Dell International LLC 144A 7.125%, 6/15/24(1)	420	430
NCR Corp. 144A 5.125%, 4/15/29(1)	285	296
		1,034

Containers & Packaging—0.3%
Berry Global, Inc. 144A 5.625%, 7/15/27(1)	270	284
Owens-Brockway Glass Container, Inc. 144A 6.625%, 5/13/27(1)	385	416
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(1)	355	381
		1,081

Cosmetics & Personal Care—0.1%
Edgewell Personal Care Co. 144A 5.500%, 6/1/28(1)	300	318
Diversified Financial Services—0.5%
Nationstar Mortgage Holdings, Inc. 144A 5.500%, 8/15/28(1)	290	295
	Par Value	Value

Diversified Financial Services—continued
Navient Corp.
6.750%, 6/15/26	$495	$ 555
5.000%, 3/15/27	285	296
OneMain Finance Corp.
8.250%, 10/1/23	320	363
6.625%, 1/15/28	270	312
5.375%, 11/15/29	20	22
		1,843

Electronic Equipment, Instruments & Components—0.1%
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)	210	234
Entertainment—0.8%
AMC Entertainment Holdings, Inc. 6.125%, 5/15/27	885	558
Caesars Entertainment, Inc. 144A 6.250%, 7/1/25(1)	430	454
Cedar Fair LP
5.375%, 6/1/24	250	251
5.375%, 4/15/27	465	474
International Game Technology plc 144A 6.250%, 1/15/27(1)	450	510
Lions Gate Capital Holdings LLC 144A 5.500%, 4/15/29(1)	410	420
Scientific Games International, Inc. 144A 8.250%, 3/15/26(1)	430	456
		3,123

Environmental Services—0.1%
GFL Environmental, Inc. 144A 4.750%, 6/15/29(1)	405	419

See Notes to Financial Statements

AllianzGI Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021
($ reported in thousands)
	Par Value	Value

Equity Real Estate Investment Trusts (REITs)—0.3%
Iron Mountain, Inc. 144A 5.250%, 7/15/30(1)	$425	$ 453
Park Intermediate Holdings LLC 144A 4.875%, 5/15/29(1)	290	296
Service Properties Trust
4.350%, 10/1/24	125	126
4.500%, 3/15/25	300	299
		1,174

Food & Beverage—0.8%
Kraft Heinz Foods Co.
5.000%, 7/15/35	125	155
6.500%, 2/9/40	440	628
Performance Food Group, Inc.
144A 5.500%, 10/15/27(1)	305	318
144A 4.250%, 8/1/29(1)	300	305
Post Holdings, Inc. 144A 4.500%, 9/15/31(1)	445	450
Simmons Foods, Inc. 144A 4.625%, 3/1/29(1)	300	303
Triton Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	300	300
US Foods, Inc.
144A 6.250%, 4/15/25(1)	230	242
144A 4.750%, 2/15/29(1)	180	184
		2,885

Food Service—0.1%
Aramark Services, Inc. 144A 5.000%, 2/1/28(1)	390	405
	Par Value	Value

Healthcare-Services—0.4%
Centene Corp. 4.625%, 12/15/29	$395	$ 433
Select Medical Corp. 144A 6.250%, 8/15/26(1)	280	296
Tenet Healthcare Corp.
144A 6.250%, 2/1/27(1)	210	219
144A 6.125%, 10/1/28(1)	435	463
		1,411

Home Builders—0.1%
Picasso Finance Sub, Inc. 144A 6.125%, 6/15/25(1)	247	262
Internet—0.4%
Go Daddy Operating Co., LLC 144A 5.250%, 12/1/27(1)	260	273
Match Group Holdings II LLC 144A 5.000%, 12/15/27(1)	220	231
Netflix, Inc. 144A 5.375%, 11/15/29(1)	415	512
Uber Technologies, Inc.
144A 8.000%, 11/1/26(1)	235	252
144A 7.500%, 9/15/27(1)	190	207
		1,475

Investment Companies—0.1%
Compass Group Diversified Holdings LLC 144A 5.250%, 4/15/29(1)	435	451

See Notes to Financial Statements

AllianzGI Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021
($ reported in thousands)
	Par Value	Value

Iron & Steel—0.2%
Cleveland-Cliffs, Inc.
5.875%, 6/1/27	$455	$ 480
144A 9.875%, 10/17/25(1)	250	292
		772

Leisure Time—0.4%
Carnival Corp.
144A 10.500%, 2/1/26(1)	265	303
144A 5.750%, 3/1/27(1)	150	153
NCL Corp., Ltd. 144A 5.875%, 3/15/26(1)	605	610
Royal Caribbean Cruises Ltd. 144A 11.500%, 6/1/25(1)	305	349
		1,415

Lodging—0.3%
Boyd Gaming Corp. 144A 8.625%, 6/1/25(1)	370	404
Hilton Domestic Operating Co., Inc. 144A 4.000%, 5/1/31(1)	225	230
MGM Resorts International 4.750%, 10/15/28	305	321
Wynn Las Vegas LLC 144A 5.500%, 3/1/25(1)	195	206
		1,161

Machinery-Construction & Mining—0.1%
Terex Corp. 144A 5.000%, 5/15/29(1)	445	461
Media—1.3%
CCO Holdings LLC
4.500%, 5/1/32	380	398
144A 5.375%, 6/1/29(1)	275	299
	Par Value	Value

Media—continued
CSC Holdings LLC
144A 7.500%, 4/1/28(1)	$535	$ 584
144A 5.750%, 1/15/30(1)	140	146
144A 5.000%, 11/15/31(1)	200	201
DIRECTV Holdings LLC 144A 5.875%, 8/15/27(1)	575	595
DISH DBS Corp. 7.375%, 7/1/28	420	454
Gray Television, Inc. 144A 4.750%, 10/15/30(1)	455	451
Meredith Corp. 6.875%, 2/1/26	293	305
Nexstar Broadcasting, Inc. 144A 5.625%, 7/15/27(1)	445	470
Sirius XM Radio, Inc. 144A 4.000%, 7/15/28(1)	450	464
Virgin Media Finance plc 144A 5.000%, 7/15/30(1)	230	234
Virgin Media Secured Finance plc 144A 5.500%, 5/15/29(1)	225	240
		4,841

Metal Fabricate/Hardware—0.2%
Park-Ohio Industries, Inc. 6.625%, 4/15/27	670	681
Mining—0.4%
FMG Resources August 2006 Pty Ltd. 144A 4.375%, 4/1/31(1)	305	332
Freeport-McMoRan, Inc. 5.250%, 9/1/29	475	524
Hudbay Minerals, Inc. 144A 4.500%, 4/1/26(1)	300	305

See Notes to Financial Statements

AllianzGI Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021
($ reported in thousands)
	Par Value	Value

Mining—continued
Joseph T Ryerson & Son, Inc. 144A 8.500%, 8/1/28(1)	$180	$ 199
		1,360

Oil, Gas & Consumable Fuels—1.2%
Antero Resources Corp.
144A 7.625%, 2/1/29(1)	300	329
144A 5.375%, 3/1/30(1)	150	153
Callon Petroleum Co. 144A 8.000%, 8/1/28(1)	300	282
CITGO Petroleum Corp. 144A 6.375%, 6/15/26(1)	135	138
CNX Resources Corp. 144A 7.250%, 3/14/27(1)	295	314
Comstock Resources, Inc. 144A 6.750%, 3/1/29(1)	295	308
Continental Resources, Inc.
4.375%, 1/15/28	160	177
144A 5.750%, 1/15/31(1)	180	217
EQT Corp. 7.500%, 2/1/30	265	348
Occidental Petroleum Corp.
5.550%, 3/15/26	510	558
6.625%, 9/1/30	220	269
PBF Holding Co. LLC 6.000%, 2/15/28	425	222
PDC Energy, Inc. 5.750%, 5/15/26	435	449
SM Energy Co. 6.500%, 7/15/28	305	304
	Par Value	Value

Oil, Gas & Consumable Fuels—continued
Sunoco LP 5.875%, 3/15/28	$120	$ 126
USA Compression Partners LP 6.875%, 9/1/27	300	317
		4,511

Paper & Forest Products—0.1%
Mercer International, Inc. 5.125%, 2/1/29	300	306
Pharmaceuticals—0.6%
AdaptHealth LLC 144A 4.625%, 8/1/29(1)	455	453
Bausch Health Americas, Inc. 144A 8.500%, 1/31/27(1)	550	595
Bausch Health Cos, Inc. 144A 7.250%, 5/30/29(1)	450	466
Horizon Therapeutics USA, Inc. 144A 5.500%, 8/1/27(1)	285	302
Jazz Securities DAC 144A 4.375%, 1/15/29(1)	305	318
Organon & Co. 144A 5.125%, 4/30/31(1)	295	304
		2,438

Pipelines—0.7%
Antero Midstream Partners LP 144A 5.375%, 6/15/29(1)	290	298
Crestwood Midstream Partners LP 144A 6.000%, 2/1/29(1)	280	291

See Notes to Financial Statements

AllianzGI Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021
($ reported in thousands)
	Par Value	Value

Pipelines—continued
DCP Midstream Operating LP 5.125%, 5/15/29	$370	$ 412
EQM Midstream Partners LP
144A 6.500%, 7/1/27(1)	290	326
144A 4.750%, 1/15/31(1)	155	158
NGL Energy Operating LLC 144A 7.500%, 2/1/26(1)	290	298
NuStar Logistics LP 6.375%, 10/1/30	305	338
Targa Resources Partners LP 6.500%, 7/15/27	335	364
		2,485

Real Estate—0.1%
Kennedy-Wilson, Inc. 5.000%, 3/1/31	395	405
Retail—0.2%
1011778 BC ULC 144A 4.000%, 10/15/30(1)	300	299
Asbury Automotive Group, Inc. 4.750%, 3/1/30	267	283
L Brands, Inc. 144A 6.625%, 10/1/30(1)	325	374
		956

Semiconductors—0.2%
Amkor Technology, Inc. 144A 6.625%, 9/15/27(1)	605	650
Software—0.4%
Clarivate Science Holdings Corp. 144A 4.875%, 6/30/29(1)	440	443
	Par Value	Value

Software—continued
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(1)	$415	$ 423
SS&C Technologies, Inc. 144A 5.500%, 9/30/27(1)	480	508
		1,374

Telecommunications—1.0%
Avaya, Inc. 144A 6.125%, 9/15/28(1)	420	449
Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(1)	330	337
CommScope Technologies LLC 144A 5.000%, 3/15/27(1)	290	293
Hughes Satellite Systems Corp. 6.625%, 8/1/26	400	450
LogMeIn, Inc. 144A 5.500%, 9/1/27(1)	430	446
Lumen Technologies, Inc.
144A 4.500%, 1/15/29(1)	305	299
144A 5.375%, 6/15/29(1)	300	308
Plantronics, Inc. 144A 4.750%, 3/1/29(1)	315	307
Sprint Corp. 7.625%, 3/1/26	465	568
T-Mobile USA, Inc. 3.500%, 4/15/31	295	309
		3,766

See Notes to Financial Statements

AllianzGI Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021
($ reported in thousands)
	Par Value	Value

Transportation—0.1%
Fortress Transportation & Infrastructure Investors LLC
144A 9.750%, 8/1/27(1)	$265	$ 302
144A 5.500%, 5/1/28(1)	150	156
		458

Total Corporate Bonds and Notes (Identified Cost $53,393)		54,970

Leveraged Loans—0.2%
Entertainment—0.1%
Music Technology Holdings LLC PIK 8.000%, 12/16/22(2)(3)(4)(5)(6)	374	374
Healthcare-Services—0.1%
Aveanna Healthcare LLC
0.000%, 6/30/28(7)	225	223
0.000%, 6/30/28(7)	55	55
		278

Retail—0.0%
Petco Health & Wellness Co., Inc. First Lien (3 month LIBOR + 3.250%) 4.000%, 9/30/21(8)	234	233
Total Leveraged Loans (Identified Cost $887)		885

	Shares
Convertible Preferred Stocks—13.2%
Auto Components—0.8%
Aptiv plc Series A, 5.500%	16,010	3,006
Capital Markets—0.8%
KKR & Co., Inc. Series C, 6.000%	37,580	3,121
	Shares	Value
Commercial Services & Supplies—0.5%
GFL Environmental, Inc., 6.000%	23,020	$ 1,870
Communications Equipment—1.0%
T-Mobile US, 2020 Cash Mandatory Exchangeable Trust 144A, 5.250%(1)	3,010	3,773
Diversified Financial Services—0.6%
Chewy, Inc. 2020 Mandatory Exchangeable Trust 144A, 6.500%(1)	1,100	2,065
Electric Utilities—1.9%
AES Corp. (The), 6.875%	17,055	1,729
NextEra Energy, Inc., 5.279%	66,060	3,392
NextEra Energy, Inc., 6.219%	39,025	2,025
		7,146

Healthcare Equipment & Supplies—2.6%
Boston Scientific Corp. Series A, 5.500%	27,220	3,344
Danaher Corp. Series A, 4.750%	3,175	6,327
		9,671

Industrial Machinery—0.8%
Stanley Black & Decker, Inc., 5.250%	24,690	2,913
Life Sciences Tools & Services—0.8%
Avantor, Inc. Series A, 6.250%	26,445	3,058
Machinery—0.4%
Colfax Corp., 5.750%	9,000	1,668
Media—0.5%
ViacomCBS, Inc. Series A, 5.750%	23,190	1,685

See Notes to Financial Statements

AllianzGI Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021
($ reported in thousands)
	Shares	Value

Pharmaceuticals—0.7%
Elanco Animal Health, Inc., 5.000%	45,925	$ 2,536
Professional Services—0.4%
Clarivate plc Series A, 5.250%	15,725	1,429
Semiconductors & Semiconductor Equipment—1.4%
Broadcom, Inc. Series A, 8.000%	3,505	5,413
Total Convertible Preferred Stocks (Identified Cost $40,268)		49,354

Preferred Stocks—0.3%
Entertainment—0.3%
LiveStyle, Inc. Series A(2)(3)(4)(9)(10)	532	84
LiveStyle, Inc. Series B(2)(3)(4)(9)(10)	11,500	1,150
LiveStyle, Inc. Series B(2)(4)(9)	1,250	—
		1,234

Total Preferred Stocks (Identified Cost $2,430)		1,234

Common Stocks—31.4%
Air Freight & Logistics—0.3%
FedEx Corp.	3,670	1,028
Automobiles—1.0%
Ford Motor Co.(9)	54,620	762
Tesla, Inc.(9)(11)	4,550	3,127
		3,889

Banks—1.0%
CCF Holdings LLC(3)(4)(9)	1,026,972	708
CCF Holdings LLC Class M(3)(4)(9)	219,990	152
	Shares	Value

Banks—continued
JPMorgan Chase & Co.	10,910	$ 1,656
Wells Fargo & Co.	31,435	1,444
		3,960

Biotechnology—0.6%
AbbVie, Inc.	10,225	1,189
Horizon Therapeutics plc(9)	9,000	900
		2,089

Capital Markets—0.6%
Charles Schwab Corp. (The)(11)	13,235	899
S&P Global, Inc.	2,855	1,224
		2,123

Chemicals—0.2%
Chemours Co. (The)	16,600	552
Dow, Inc.(11)	4,055	252
		804

Energy Equipment & Services—0.2%
Schlumberger N.V.	33,240	958
Entertainment—0.5%
LiveStyle, Inc.(2)(3)(4)(9)(10)	13,574	— (12)
Netflix, Inc.(9)(11)	1,100	570
Roku, Inc. Class A (9)	3,500	1,499
		2,069

Equity Real Estate Investment—0.4%
Crown Castle International Corp.	7,700	1,487
Food & Staples Retailing—0.4%
Costco Wholesale Corp.	3,170	1,362
Healthcare Equipment & Supplies—1.2%
Abbott Laboratories	5,070	613
Align Technology, Inc.(9)	1,430	995
Dexcom, Inc.(9)	2,650	1,366

See Notes to Financial Statements

AllianzGI Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021
($ reported in thousands)
	Shares	Value

Healthcare Equipment & Supplies—continued
Intuitive Surgical, Inc.(9)	1,450	$ 1,438
		4,412

Healthcare Providers & Services—0.4%
UnitedHealth Group, Inc.	3,840	1,583
Hotels, Restaurants & Leisure—1.5%
Booking Holdings, Inc.(9)	745	1,623
Chipotle Mexican Grill, Inc. Class A(9)	325	606
Darden Restaurants, Inc.	6,035	880
MGM Resorts International	26,275	986
Starbucks Corp.(11)	13,203	1,603
		5,698

Household Durables—0.4%
DR Horton, Inc.	14,260	1,361
Industrial Conglomerates—0.3%
Honeywell International, Inc.	4,800	1,122
Insurance—0.2%
Aon plc Class A	3,555	924
Interactive Media & Services—3.7%
Alphabet, Inc. Class A(9)	2,515	6,776
Facebook, Inc. Class A(9)(11)	16,825	5,995
Match Group, Inc.(9)	6,284	1,001
		13,772

Internet & Direct Marketing Retail—1.4%
Amazon.com, Inc.(9)	1,550	5,158
IT Services—2.9%
Accenture plc Class A	4,400	1,398
Mastercard, Inc. Class A(11)	6,905	2,665
PayPal Holdings, Inc.(9)	8,610	2,372
Square, Inc. Class A(9)	2,415	597
Twilio, Inc. Class A(9)	2,125	794
	Shares	Value

IT Services—continued
Visa, Inc. Class A	11,810	$ 2,910
		10,736

Life Sciences Tools & Services—1.1%
Agilent Technologies, Inc.	8,722	1,336
Illumina, Inc.(9)	835	414
IQVIA Holdings, Inc.(9)	5,910	1,464
Thermo Fisher Scientific, Inc.	1,550	837
		4,051

Machinery—0.4%
Caterpillar, Inc.(11)	2,830	585
Deere & Co.(11)	2,130	770
		1,355

Metals & Mining—0.1%
Freeport-McMoRan, Inc.	15,405	587
Multiline Retail—0.4%
Target Corp.	5,350	1,397
Oil, Gas & Consumable Fuels—0.7%
Exxon Mobil Corp.(11)	22,295	1,284
Occidental Petroleum Corp.	8,170	213
Southwestern Energy Co.(9)	60,184	283
Valero Energy Corp.	12,680	849
		2,629

Pharmaceuticals—0.8%
Eli Lilly & Co.	8,695	2,118
Zoetis, Inc.	4,895	992
		3,110

Road & Rail—0.2%
Union Pacific Corp.	3,725	815
Semiconductors & Semiconductor Equipment—3.0%
Advanced Micro Devices, Inc.(9)(11)	13,120	1,393
Broadcom, Inc.	1,550	753

See Notes to Financial Statements

AllianzGI Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021
($ reported in thousands)
	Shares	Value

Semiconductors & Semiconductor Equipment—continued
Enphase Energy, Inc.(9)	5,575	$ 1,057
Lam Research Corp.	2,750	1,753
Marvell Technology, Inc.	21,750	1,316
Micron Technology, Inc.(9)(11)	15,675	1,216
NVIDIA Corp.	13,380	2,609
QUALCOMM, Inc.	7,905	1,184
		11,281

Software—4.3%
Adobe, Inc.(9)	3,915	2,434
Atlassian Corp. plc Class A(9)	3,385	1,101
Crowdstrike Holdings, Inc. Class A(9)	4,220	1,070
Intuit, Inc.	3,650	1,934
Microsoft Corp.	22,480	6,405
salesforce.com, Inc.(9)	3,800	919
ServiceNow, Inc.(9)	1,985	1,167
Zoom Video Communications, Inc. Class A(9)	2,830	1,070
		16,100

Specialty Retail—1.2%
Carvana Co. Class A(9)	2,075	700
Home Depot, Inc. (The)	8,800	2,888
TJX Cos., Inc. (The)	11,170	769
		4,357

Technology Hardware, Storage & Peripherals—1.5%
Apple, Inc.	39,859	5,814
Textiles, Apparel & Luxury Goods—0.5%
NIKE, Inc. Class B	11,180	1,873
Total Common Stocks (Identified Cost $91,407)		117,904

Warrants—0.0%
Banks—0.0%
CCF Holdings LLC(4)(9)	363,920	164
	Shares	Value

Entertainment—0.0%
LiveStyle, Inc. Series C(2)(4)(9)	3,000	$ —(12)
Total Warrants (Identified Cost $—)		164

	Par Value
Convertible Bonds and Notes—64.7%
Airlines—1.7%
Air Canada 4.000%, 7/1/25	$1,060	1,617
JetBlue Airways Corp. 144A 0.500%, 4/1/26(1)	2,190	2,148
Southwest Airlines Co. 1.250%, 5/1/25	1,750	2,565
		6,330

Auto Manufacturers—2.2%
Ford Motor Co. 144A 0.000%, 3/15/26(1)	3,645	3,900
NIO, Inc. 144A 0.500%, 2/1/27(1)	1,735	1,501
Tesla, Inc. 2.000%, 5/15/24	255	2,819
		8,220

Biotechnology—2.9%
Apellis Pharmaceuticals, Inc. 3.500%, 9/15/26	1,035	1,945
Bridgebio Pharma, Inc. 144A 2.250%, 2/1/29(1)	1,845	1,680
Exact Sciences Corp. 0.375%, 3/15/27	1,130	1,367
Guardant Health, Inc. 144A 0.000%, 11/15/27(1)	1,150	1,238
Halozyme Therapeutics, Inc. 144A 0.250%, 3/1/27(1)	2,020	1,841
Insmed, Inc. 0.750%, 6/1/28	1,165	1,182

See Notes to Financial Statements

AllianzGI Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021
($ reported in thousands)
	Par Value	Value

Biotechnology—continued
NeoGenomics, Inc. 0.250%, 1/15/28	$1,590	$ 1,561
		10,814

Commercial Services—3.5%
Chegg, Inc. 144A 0.000%, 9/1/26(1)	1,900	2,051
Repay Holdings Corp. 144A 0.000%, 2/1/26(1)	2,065	2,057
Sabre GLBL, Inc. 4.000%, 4/15/25	655	1,135
Shift4 Payments, Inc. 144A 0.000%, 12/15/25(1)	2,240	2,906
Square, Inc.
0.500%, 5/15/23	480	1,523
0.125%, 3/1/25	180	376
144A 0.000%, 5/1/26(1)	850	965
144A 0.250%, 11/1/27(1)	1,705	2,008
		13,021

Computers—1.5%
Pure Storage, Inc. 0.125%, 4/15/23	2,245	2,358
Western Digital Corp. 1.500%, 2/1/24	580	599
Zscaler, Inc. 0.125%, 7/1/25	1,570	2,619
		5,576

Diversified Financial Services—1.0%
Coinbase Global, Inc. 144A 0.500%, 6/1/26(1)	2,095	2,114
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 0.000%, 8/15/23	1,260	1,559
		3,673

	Par Value	Value

Electronics—0.7%
II-VI, Inc. 0.250%, 9/1/22	$ 865	$ 1,314
Itron, Inc. 144A 0.000%, 3/15/26(1)	1,390	1,425
		2,739

Energy-Alternate Sources—1.7%
Enphase Energy, Inc.
144A 0.000%, 3/1/26(1)	1,665	1,671
144A 0.000%, 3/1/28(1)	2,245	2,270
Plug Power, Inc. 3.750%, 6/1/25	180	978
Sunnova Energy International, Inc. 144A 0.250%, 12/1/26(1)	1,320	1,671
		6,590

Entertainment—2.6%
DraftKings, Inc. 144A 0.000%, 3/15/28(1)	2,060	1,806
IMAX Corp. 144A 0.500%, 4/1/26(1)	1,685	1,561
Live Nation Entertainment, Inc. 2.000%, 2/15/25	3,520	3,770
Vail Resorts, Inc. 144A 0.000%, 1/1/26(1)	2,475	2,484
		9,621

Equity Real Estate Investment Trusts (REITs)—0.6%
Pebblebrook Hotel Trust 1.750%, 12/15/26	1,885	2,101
Healthcare-Products—4.5%
CONMED Corp. 2.625%, 2/1/24	1,180	1,901
Envista Holdings Corp. 2.375%, 6/1/25	1,270	2,698
Insulet Corp. 0.375%, 9/1/26	1,540	2,126

See Notes to Financial Statements

AllianzGI Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021
($ reported in thousands)
	Par Value	Value

Healthcare-Products—continued
Natera, Inc. 2.250%, 5/1/27	$ 875	$ 2,667
Nevro Corp. 2.750%, 4/1/25	690	1,135
Novocure Ltd. 144A 0.000%, 11/1/25(1)	1,560	1,851
Omnicell, Inc. 144A 0.250%, 9/15/25(1)	1,390	2,187
Repligen Corp. 0.375%, 7/15/24	1,090	2,352
		16,917

Healthcare-Services—1.8%
Accolade, Inc. 144A 0.500%, 4/1/26(1)	1,715	2,000
Anthem, Inc. 2.750%, 10/15/42	230	1,248
Oak Street Health, Inc. 144A 0.000%, 3/15/26(1)	2,330	2,468
Teladoc Health, Inc. 1.250%, 6/1/27	1,135	1,210
		6,926

Internet—13.7%
Airbnb, Inc. 144A 0.000%, 3/15/26(1)	1,930	1,808
Booking Holdings, Inc. 0.750%, 5/1/25	2,360	3,333
Etsy, Inc.
144A 0.125%, 9/1/27(1)	2,380	2,856
144A 0.250%, 6/15/28(1)	550	575
Expedia Group, Inc. 144A 0.000%, 2/15/26(1)	3,230	3,446
FireEye, Inc. 0.875%, 6/1/24	1,430	1,612
Magnite, Inc. 144A 0.250%, 3/15/26(1)	1,940	1,668
Match Group Financeco 2, Inc. 144A 0.875%, 6/15/26(1)	2,515	4,775
	Par Value	Value

Internet—continued
NortonLifeLock, Inc. 144A 2.000%, 8/15/22(1)	$ 910	$ 1,151
Okta, Inc. 0.375%, 6/15/26	1,615	2,031
Palo Alto Networks, Inc.
0.750%, 7/1/23	905	1,398
0.375%, 6/1/25	2,965	4,255
Shopify, Inc. 0.125%, 11/1/25	2,050	2,695
Snap, Inc.
0.750%, 8/1/26	550	1,805
144A 0.000%, 5/1/27(1)	3,650	4,190
TechTarget, Inc. 144A 0.125%, 12/15/25(1)	1,175	1,426
Twitter, Inc.
0.250%, 6/15/24	1,125	1,552
144A 0.000%, 3/15/26(1)	1,070	1,028
Uber Technologies, Inc. 144A 0.000%, 12/15/25(1)	3,430	3,346
Wayfair, Inc.
1.000%, 8/15/26	425	744
144A 0.625%, 10/1/25(1)	1,165	1,130
Zendesk, Inc. 0.625%, 6/15/25	1,165	1,588
Zillow Group, Inc. 2.750%, 5/15/25	1,640	2,924
		51,336

Iron & Steel—0.5%
Cleveland-Cliffs, Inc. 1.500%, 1/15/25	600	1,938
Leisure Time—1.9%
Callaway Golf Co. 2.750%, 5/1/26	1,075	2,087
NCL Corp., Ltd. 144A 5.375%, 8/1/25(1)	1,135	1,798

See Notes to Financial Statements

AllianzGI Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021
($ reported in thousands)
	Par Value	Value

Leisure Time—continued
Royal Caribbean Cruises Ltd.
4.250%, 6/15/23	$ 865	$ 1,109
144A 2.875%, 11/15/23(1)	1,850	2,201
		7,195

Machinery-Diversified—1.0%
Chart Industries, Inc. 144A 1.000%, 11/15/24(1)	610	1,636
Middleby Corp. (The) 144A 1.000%, 9/1/25(1)	1,335	2,082
		3,718

Media—2.5%
DISH Network Corp.
3.375%, 8/15/26	1,210	1,240
144A 0.000%, 12/15/25(1)	2,435	2,848
Liberty Broadband Corp. 144A 2.750%, 9/30/50(1)	2,825	3,033
Liberty Media Corp. 1.375%, 10/15/23	1,605	2,132
		9,253

Mining—0.7%
MP Materials Corp. 144A 0.250%, 4/1/26(1)	1,070	1,157
SSR Mining, Inc. 2.500%, 4/1/39	1,285	1,584
		2,741

Oil, Gas & Consumable Fuels—1.7%
EQT Corp. 1.750%, 5/1/26	1,980	2,924
Pioneer Natural Resources Co. 0.250%, 5/15/25	2,360	3,467
		6,391

	Par Value	Value

Pharmaceuticals—1.9%
Dexcom, Inc.
0.750%, 12/1/23	$1,005	$ 3,144
0.250%, 11/15/25	1,145	1,298
Jazz Investments I Ltd. 2.000%, 6/15/26	2,175	2,817
		7,259

Private Equity—0.7%
Colony Capital Operating Co. LLC 144A 5.750%, 7/15/25(1)	795	2,490
Retail—2.7%
American Eagle Outfitters, Inc. 3.750%, 4/15/25	395	1,596
Burlington Stores, Inc. 2.250%, 4/15/25	1,810	2,957
Dick’s Sporting Goods, Inc. 3.250%, 4/15/25	565	1,735
RH 0.000%, 9/15/24	645	2,020
Vroom, Inc. 144A 0.750%, 7/1/26(1)	1,715	1,666
		9,974

Semiconductors—3.1%
Cree, Inc.
0.875%, 9/1/23	330	524
1.750%, 5/1/26	335	694
MACOM Technology Solutions Holdings, Inc. 144A 0.250%, 3/15/26(1)	2,220	2,295
Microchip Technology, Inc. 0.125%, 11/15/24	3,815	4,175
ON Semiconductor Corp. 144A 0.000%, 5/1/27(1)	2,100	2,227

See Notes to Financial Statements

AllianzGI Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021
($ reported in thousands)
	Par Value	Value

Semiconductors—continued
Teradyne, Inc. 1.250%, 12/15/23	$ 460	$ 1,834
		11,749

Software—9.0%
Atlassian, Inc. 0.625%, 5/1/23	585	2,330
Bentley Systems, Inc. 144A 0.125%, 1/15/26(1)	1,555	1,788
Bill.com Holdings, Inc. 144A 0.000%, 12/1/25(1)	2,055	2,982
Blackline, Inc. 144A 0.000%, 3/15/26(1)	1,895	1,849
Cardlytics, Inc. 144A 1.000%, 9/15/25(1)	935	1,537
Cerence, Inc. 3.000%, 6/1/25	350	1,037
Cloudflare, Inc. 0.750%, 5/15/25	630	2,003
Coupa Software, Inc. 0.375%, 6/15/26	1,130	1,207
DocuSign, Inc. 144A 0.000%, 1/15/24(1)	1,480	1,577
Five9, Inc. 0.500%, 6/1/25	1,410	2,271
HubSpot, Inc. 0.375%, 6/1/25	1,470	3,156
MongoDB, Inc. 0.250%, 1/15/26	1,045	1,882
Nutanix, Inc. 0.000%, 1/15/23	1,030	1,074
RingCentral, Inc. 0.000%, 3/1/25	1,145	1,208
Splunk, Inc. 1.125%, 9/15/25	1,200	1,451
Tyler Technologies, Inc. 144A 0.250%, 3/15/26(1)	2,295	2,620
	Par Value	Value

Software—continued
Workday, Inc. 0.250%, 10/1/22	$ 850	$ 1,375
Zynga, Inc.
0.250%, 6/1/24	850	1,129
144A 0.000%, 12/15/26(1)	1,245	1,302
		33,778

Telecommunications—0.6%
Viavi Solutions, Inc. 1.000%, 3/1/24	1,745	2,355
Total Convertible Bonds and Notes (Identified Cost $215,783)		242,705

Total Long-Term Investments—124.5% (Identified Cost $404,168)		467,216

	Shares
Short-Term Investment—4.6%
Money Market Mutual Fund—4.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(13)	17,163,671	17,164
Total Short-Term Investment (Identified Cost $17,164)		17,164

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—129.1% (Identified Cost $421,332)		484,380

See Notes to Financial Statements

AllianzGI Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021
($ reported in thousands)
Value

Written Options—(0.0)%
(See open written options schedule)
Total Written Options (Premiums Received $56)	$ (68)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—129.1% (Identified Cost $421,276)	$ 484,312
Other assets and liabilities, net—(29.1)%	(109,143)
NET ASSETS—100.0%	$ 375,169

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, these securities amounted to a value of $152,033 or 40.5% of net assets.
(2)	A member of the Fund’s portfolio management team is a member of the board of directors of LiveStyle, Inc. The Fund’s aggregate value of investments in LiveStyle, Inc. and its subsidiary Music Technology Holdings LLC represents 0.43% of net assets.
(3)	Affiliated company. See Note 4G in Notes to Financial Statements.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Security is fixed rate.
(6)	100% of the income received was in PIK.
(7)	This loan will settle after July 31, 2021, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(8)	Variable rate security. Rate disclosed is as of July 31, 2021. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(9)	Non-income producing.
(10)	Security is restricted from resale.
(11)	All or a portion of the security is segregated as collateral for written options.
(12)	Amount is less than $500.
(13)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	93%
Canada	2
Jersey	1
Bermuda	1
Liberia	1
Ireland	1
United Kingdom	1
Total	100%
† % of total investments, net of written options, as of July 31, 2021.

For information regarding the abbreviations, see the Key Investment Terms starting on page 13.
See Notes to Financial Statements

AllianzGI Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021
($ reported in thousands)
Open Written Options Contracts as of July 31, 2021 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Advanced Micro Device, Inc.	52	$ 546	$105.00	08/20/21	$(24)
Align Technology, Inc.	8	600	750.00	08/20/21	(4)
Atlassian Corp. plc	20	780	390.00	08/20/21	(2)
Caterpillar, Inc.	15	353	235.00	08/20/21	(—) (3)
Charles Schwab Corp. (The)	65	520	80.00	08/20/21	(—) (3)
Deere & Co.	10	390	390.00	08/20/21	(2)
Dexcom, Inc.	5	275	550.00	08/20/21	(3)
Dow, Inc.	13	91	70.00	08/20/21	(—) (3)
Enphase Energy, Inc.	30	660	220.00	08/20/21	(5)
Exxon Mobil Corp.	110	704	64.00	08/20/21	(1)
Facebook, Inc.	43	1,806	420.00	08/20/21	(1)
Mastercard, Inc.	18	756	420.00	08/20/21	(1)
Micron Technology, Inc.	80	780	97.50	08/20/21	(1)
Netflix, Inc.	5	300	600.00	08/20/21	(—) (3)
Paypal Holdings, Inc.	20	600	300.00	08/20/21	(2)
Servicenow, Inc.	5	315	630.00	08/20/21	(1)
Starbucks Corp.	30	360	120.00	08/20/21	(8)
Tesla, Inc.	25	1,950	780.00	08/20/21	(12)
Twilio, Inc.	10	440	440.00	08/20/21	(1)
Total Written Options					$(68)

Footnote Legend:
(1)	Strike price not reported in thousands.
(2)	Exchange-traded options
(3)	Amount is less than $500.
See Notes to Financial Statements

AllianzGI Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of July 31, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at July 31, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$ 54,970	$ —	$ 54,970	$ —
Leveraged Loans	885	—	511	374
Convertible Bonds and Notes	242,705	—	242,705	—
Equity Securities:
Common Stocks	117,904	117,044	—	860 (1)
Convertible Preferred Stocks	49,354	43,516	5,838	—
Preferred Stocks	1,234	—	—	1,234 (1)
Warrants	164	—	—	164
Money Market Mutual Fund	17,164	17,164	—	—
Total Investments, before Written Options	484,380	177,724	304,024	2,632
Liabilities:
Other Financial Instruments:
Written Options	(68)	(50)	(18)	—
Total Investments, Net of Written Options	$484,312	$177,674	$304,006	$2,632

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $374 were transferred from Level 2 to Level 3 due to a decrease in trading activities during the period.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Financial Statements

AllianzGI Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Preferred Stocks	Leveraged Loans	Common Stocks	Warrants
Investments in Securities
Balance as of January 31, 2021:	$ 2,951	$ 1,108	$ —	$ 1,843	$ —(a)
Accrued discount/(premium)	6	—	—	6	—
Change in unrealized appreciation (depreciation)(b)	739	126	—	449	164
Transfers into Level 3(c)	374	—	374	—	—
Purchases	1,919	—	—	1,919	—
Sales	(3,357)	—	—	(3,357)	—
Balance as of July 31, 2021	$ 2,632	$ 1,234 (d)	$ 374	$ 860(d)	$ 164
(a) Amount is less than $500.
(b) The change in unrealized appreciation (depreciation) on investments still held at July 31, 2021, was $768.
(c)“Transfers into Level 3” represent the ending value as of July 31, 2021, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(d) Includes internally fair valued security currently priced at zero ($0).
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at July 31, 2021:
Investments in Securities – Assets	Ending Balance at July 31, 2021	Valuation Technique Used	Unobservable Inputs	Input Values
Common Stocks:
CCF Holdings LLC	$ 709	Market and Company Comparables	EV Multiples	1.08x (0.33x - 2.08x) 0.53x (0.21x - 0.82x)
			Illiquidity Discount	20%
CCF Holdings LLC Class M	$ 152	Market and Company Comparables	EV Multiples	1.08x (0.33x - 2.08x) 0.53x (0.21x - 0.82x)
			Illiquidity Discount	20%

LiveStyle, Inc.	$ —(1)	Market and Company Comparables	EV Multiples	3.04x (0.33x - 11.58x)
			Illiquidity Discount	(30% - 85%)

Preferred Stock:
LiveStyle, Inc. Series A	$ 84	Market and Company Comparables	EV Multiples	3.04x (0.33x - 11.58x)
			Illiquidity Discount	(30% - 85%)
See Notes to Financial Statements

AllianzGI Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021
($ reported in thousands)
Investments in Securities – Assets	Ending Balance at July 31, 2021	Valuation Technique Used	Unobservable Inputs	Input Values
LiveStyle, Inc. Series B	$1,150	Market and Company Comparables	EV Multiples	3.04x (0.33x - 11.58x)
			Illiquidity Discount	(30% - 85%)

Warrants:
CCF Holdings LLC	$ 164	Market and Company Comparables	EV Multiples	1.08x (0.33x - 2.08x) 0.53x (0.21x - 0.82x)
			Illiquidity Discount	20%
		Black-Scholes Model	Volatility	55%

LiveStyle, Inc. Series C	$ —(1)	Market and Company Comparables	EV Multiples	3.04x (0.33x - 11.58x)
			Illiquidity Discount	(30% - 85%)

(1) Amount is less than $500.
See Notes to Financial Statements

AllianzGI Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—0.1%
Oil, Gas & Consumable Fuels—0.1%
Cobalt International Energy, Inc. 7.750%, 12/1/23(1)(2)	$2,509	$ 37
Nabors Industries, Inc. 144A 9.000%, 2/1/25(3)	409	421
		458

Total Corporate Bonds and Notes (Identified Cost $1,705)		458

	Shares
Convertible Preferred Stocks—6.4%
Auto Components—0.3%
Aptiv plc Series A, 5.500%	16,660	3,128
Banks—0.8%
Bank of America Corp. Series L, 7.250%	1,755	2,597
Wells Fargo & Co. Series L, 7.500%	3,405	5,150
		7,747

Capital Markets—0.3%
KKR & Co., Inc. Series C, 6.000%	34,290	2,848
Commercial Services & Supplies—0.2%
GFL Environmental, Inc., 6.000%	25,870	2,101
Communications Equipment—0.4%
T-Mobile US, 2020 Cash Mandatory Exchangeable Trust 144A, 5.250%(3)	3,225	4,042
	Shares	Value

Diversified Financial Services—0.4%
Chewy, Inc. 2020 Mandatory Exchangeable Trust 144A, 6.500%(3)	1,680	$ 3,153
Electric Utilities—0.9%
AES Corp. (The), 6.875%	25,000	2,535
NextEra Energy, Inc., 5.279%	39,700	2,038
NextEra Energy, Inc., 6.219%	69,490	3,606
		8,179

Electronic Components—0.1%
II-VI, Inc. Series A, 6.000%	3,415	997
Healthcare Equipment & Supplies—1.1%
Boston Scientific Corp. Series A, 5.500%	26,695	3,280
Danaher Corp. Series B, 5.000%	4,410	7,067
		10,347

Industrial Machinery—0.1%
Stanley Black & Decker, Inc., 5.250%	10,170	1,200
Life Sciences Tools & Services—0.3%
Avantor, Inc. Series A, 6.250%	24,085	2,785
Media—0.2%
ViacomCBS, Inc. Series A, 5.750%	24,075	1,750
Pharmaceuticals—0.2%
Elanco Animal Health, Inc., 5.000%	31,335	1,730
See Notes to Financial Statements

AllianzGI Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021
($ reported in thousands)
	Shares	Value

Professional Services—0.3%
Clarivate plc Series A, 5.250%	24,895	$ 2,263
Semiconductors & Semiconductor Equipment—0.8%
Broadcom, Inc. Series A, 8.000%	4,725	7,297
Total Convertible Preferred Stocks (Identified Cost $48,296)		59,567

Common Stocks—66.0%
Air Freight & Logistics—0.6%
FedEx Corp.	19,070	5,339
Automobiles—2.2%
Ford Motor Co.(4)	285,980	3,989
Tesla, Inc.(4)(5)	24,125	16,579
		20,568

Banks—1.7%
JPMorgan Chase & Co.	57,120	8,670
Wells Fargo & Co.	164,595	7,561
		16,231

Biotechnology—1.2%
AbbVie, Inc.	53,390	6,209
Horizon Therapeutics plc(4)	47,200	4,721
		10,930

Capital Markets—1.2%
Charles Schwab Corp. (The)(5)	69,290	4,708
S&P Global, Inc.	14,935	6,403
		11,111

Chemicals—0.4%
Chemours Co. (The)	83,425	2,774
Dow, Inc.(5)	21,498	1,336
		4,110

	Shares	Value

Energy Equipment & Services—0.5%
Schlumberger N.V.	174,930	$ 5,043
Entertainment—1.2%
Netflix, Inc.(4)(5)	5,745	2,973
Roku, Inc. Class A (4)	18,440	7,898
		10,871

Equity Real Estate Investment—0.7%
Crown Castle International Corp.	32,586	6,292
Food & Staples Retailing—0.8%
Costco Wholesale Corp.	16,785	7,213
Healthcare Equipment & Supplies—2.5%
Abbott Laboratories	26,560	3,213
Align Technology, Inc.(4)	7,475	5,201
Dexcom, Inc.(4)	14,200	7,321
Intuitive Surgical, Inc.(4)	7,590	7,525
		23,260

Healthcare Providers & Services—0.9%
UnitedHealth Group, Inc.	20,145	8,304
Hotels, Restaurants & Leisure—3.2%
Booking Holdings, Inc.(4)	3,960	8,626
Chipotle Mexican Grill, Inc. Class A(4)	1,710	3,187
Darden Restaurants, Inc.	31,965	4,663
MGM Resorts International	137,555	5,162
Starbucks Corp.(5)	69,963	8,496
		30,134

Household Durables—0.8%
DR Horton, Inc.	74,670	7,126
Industrial Conglomerates—0.6%
Honeywell International, Inc.	25,180	5,887
Insurance—0.5%
Aon plc Class A	19,160	4,982

See Notes to Financial Statements

AllianzGI Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021
($ reported in thousands)
	Shares	Value

Interactive Media & Services—7.8%
Alphabet, Inc. Class A(4)	13,240	$ 35,676
Facebook, Inc. Class A(4)(5)	88,120	31,397
Match Group, Inc.(4)	32,744	5,215
		72,288

Internet & Direct Marketing Retail—2.9%
Amazon.com, Inc.(4)	8,120	27,020
IT Services—6.1%
Accenture plc Class A	23,165	7,359
Mastercard, Inc. Class A(5)	36,485	14,081
PayPal Holdings, Inc.(4)	45,530	12,545
Square, Inc. Class A(4)	12,630	3,123
Twilio, Inc. Class A(4)	11,100	4,147
Visa, Inc. Class A	62,610	15,426
		56,681

Life Sciences Tools & Services—2.3%
Agilent Technologies, Inc.	45,901	7,033
Illumina, Inc.(4)	4,340	2,152
IQVIA Holdings, Inc.(4)	31,170	7,721
Thermo Fisher Scientific, Inc.	8,110	4,379
		21,285

Machinery—0.8%
Caterpillar, Inc.(5)	14,805	3,061
Deere & Co.(5)	11,190	4,046
		7,107

Metals & Mining—0.3%
Freeport-McMoRan, Inc.	81,065	3,089
Multiline Retail—0.8%
Target Corp.	27,960	7,299
Oil, Gas & Consumable Fuels—1.3%
Exxon Mobil Corp.(5)	117,330	6,755
Nabors Industries Ltd.(4)	1,215	106
	Shares	Value

Oil, Gas & Consumable Fuels—continued
Occidental Petroleum Corp.	43,290	$ 1,130
Valero Energy Corp.	66,770	4,471
		12,462

Pharmaceuticals—1.8%
Eli Lilly & Co.	45,800	11,153
Zoetis, Inc.	25,655	5,200
		16,353

Road & Rail—0.5%
Union Pacific Corp.	19,700	4,310
Semiconductors & Semiconductor Equipment—6.4%
Advanced Micro Devices, Inc.(4)(5)	68,775	7,303
Broadcom, Inc.	8,060	3,912
Enphase Energy, Inc.(4)	29,475	5,589
Lam Research Corp.	14,475	9,227
Marvell Technology, Inc.	114,530	6,930
Micron Technology, Inc.(4)(5)	82,500	6,400
NVIDIA Corp.	70,180	13,685
QUALCOMM, Inc.	41,390	6,200
		59,246

Software—9.1%
Adobe, Inc.(4)	21,560	13,402
Atlassian Corp. plc Class A(4)	17,900	5,820
Crowdstrike Holdings, Inc. Class A(4)	22,125	5,611
Intuit, Inc.	19,135	10,141
Microsoft Corp.	115,705	32,966
salesforce.com, Inc.(4)	19,371	4,686
ServiceNow, Inc.(4)	10,400	6,114

See Notes to Financial Statements

AllianzGI Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021
($ reported in thousands)
	Shares	Value

Software—continued
Zoom Video Communications, Inc. Class A(4)	14,905	$ 5,636
		84,376

Specialty Retail—2.5%
Carvana Co. Class A(4)	10,910	3,683
Home Depot, Inc. (The)	46,300	15,195
TJX Cos., Inc. (The)	58,590	4,032
		22,910

Technology Hardware, Storage & Peripherals—3.4%
Apple, Inc.	219,200	31,972
Textiles, Apparel & Luxury Goods—1.0%
NIKE, Inc. Class B	58,590	9,814
Total Common Stocks (Identified Cost $459,169)		613,613

Warrant—0.0%
Oil, Gas & Consumable Fuels—0.0%
Nabors Industries Ltd.(4)	486	3
Total Warrant (Identified Cost $—)		3

	Par Value
Convertible Bonds and Notes—26.3%
Airlines—0.7%
JetBlue Airways Corp. 144A 0.500%, 4/1/26(3)	$2,725	2,673
Southwest Airlines Co. 1.250%, 5/1/25	2,360	3,459
		6,132

Auto Manufacturers—1.1%
Ford Motor Co. 144A 0.000%, 3/15/26(3)	3,450	3,691
	Par Value	Value

Auto Manufacturers—continued
NIO, Inc.
144A 0.000%, 2/1/26(3)	$1,015	$ 885
144A 0.500%, 2/1/27(3)	1,565	1,354
Tesla, Inc. 2.000%, 5/15/24	380	4,201
		10,131

Banks—0.3%
BofA Finance LLC 0.125%, 9/1/22	1,275	1,578
JPMorgan Chase Bank NA 144A 0.125%, 1/1/23(3)	1,215	1,291
		2,869

Biotechnology—1.2%
Bridgebio Pharma, Inc. 144A 2.250%, 2/1/29(3)	1,895	1,726
Exact Sciences Corp.
0.375%, 3/15/27	1,760	2,130
0.375%, 3/1/28	495	565
Guardant Health, Inc. 144A 0.000%, 11/15/27(3)	2,285	2,459
Halozyme Therapeutics, Inc. 144A 0.250%, 3/1/27(3)	2,330	2,123
Illumina, Inc. 0.000%, 8/15/23	860	1,087
Insmed, Inc. 0.750%, 6/1/28	895	908
		10,998

Commercial Services—1.5%
Alarm.com Holdings, Inc. 144A 0.000%, 1/15/26(3)	1,715	1,562
Chegg, Inc.
0.125%, 3/15/25	365	651

See Notes to Financial Statements

AllianzGI Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021
($ reported in thousands)
	Par Value	Value

Commercial Services—continued
144A 0.000%, 9/1/26(3)	$2,920	$ 3,152
Shift4 Payments, Inc.
144A 0.000%, 12/15/25(3)	1,120	1,453
144A 0.500%, 8/1/27(3)	1,415	1,465
Square, Inc.
144A 0.000%, 5/1/26(3)	1,665	1,891
144A 0.250%, 11/1/27(3)	3,190	3,756
		13,930

Computers—0.6%
Lumentum Holdings, Inc. 0.500%, 12/15/26	2,275	2,497
Zscaler, Inc. 0.125%, 7/1/25	1,550	2,585
		5,082

Diversified Financial Services—0.3%
Coinbase Global, Inc. 144A 0.500%, 6/1/26(3)	1,720	1,736
LendingTree, Inc. 0.500%, 7/15/25	1,580	1,423
		3,159

Energy-Alternate Sources—0.6%
Enphase Energy, Inc.
144A 0.000%, 3/1/26(3)	1,355	1,360
144A 0.000%, 3/1/28(3)	2,035	2,058
SolarEdge Technologies, Inc. 144A 0.000%, 9/15/25(3)	1,165	1,392
Sunnova Energy International, Inc. 144A 0.250%, 12/1/26(3)	505	639
		5,449

	Par Value	Value

Entertainment—0.6%
DraftKings, Inc. 144A 0.000%, 3/15/28(3)	$2,750	$ 2,410
Live Nation Entertainment, Inc. 2.000%, 2/15/25	1,245	1,333
Vail Resorts, Inc. 144A 0.000%, 1/1/26(3)	2,045	2,053
		5,796

Equity Real Estate Investment Trusts (REITs)—0.2%
Pebblebrook Hotel Trust 1.750%, 12/15/26	1,830	2,040
Healthcare-Products—1.2%
Envista Holdings Corp. 2.375%, 6/1/25	1,045	2,220
Insulet Corp. 0.375%, 9/1/26	2,100	2,899
Novocure Ltd. 144A 0.000%, 11/1/25(3)	1,295	1,536
Omnicell, Inc. 144A 0.250%, 9/15/25(3)	1,040	1,637
Repligen Corp. 0.375%, 7/15/24	1,120	2,417
		10,709

Healthcare-Services—0.8%
Anthem, Inc. 2.750%, 10/15/42	405	2,198
Oak Street Health, Inc. 144A 0.000%, 3/15/26(3)	2,435	2,579
Teladoc Health, Inc. 1.250%, 6/1/27	2,730	2,911
		7,688

Internet—6.6%
21Vianet Group, Inc. 144A 0.000%, 2/1/26(3)	1,555	1,252
Airbnb, Inc. 144A 0.000%, 3/15/26(3)	4,015	3,762

See Notes to Financial Statements

AllianzGI Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021
($ reported in thousands)
	Par Value	Value

Internet—continued
Booking Holdings, Inc. 0.750%, 5/1/25	$1,095	$ 1,546
Etsy, Inc. 144A 0.125%, 9/1/27(3)	2,805	3,366
Expedia Group, Inc. 144A 0.000%, 2/15/26(3)	2,970	3,169
FireEye, Inc. 0.875%, 6/1/24	1,505	1,696
Magnite, Inc. 144A 0.250%, 3/15/26(3)	1,755	1,509
Match Group Financeco 2, Inc. 144A 0.875%, 6/15/26(3)	2,860	5,430
Okta, Inc. 0.375%, 6/15/26	2,255	2,836
Palo Alto Networks, Inc. 0.375%, 6/1/25	4,025	5,776
Pinduoduo, Inc. 0.000%, 12/1/25	1,425	1,315
RealReal, Inc. (The) 144A 1.000%, 3/1/28(3)	3,225	2,825
Shopify, Inc. 0.125%, 11/1/25	1,930	2,537
Snap, Inc. 144A 0.000%, 5/1/27(3)	4,395	5,046
Spotify USA, Inc. 144A 0.000%, 3/15/26(3)	2,355	2,122
Twitter, Inc. 144A 0.000%, 3/15/26(3)	4,060	3,900
Uber Technologies, Inc. 144A 0.000%, 12/15/25(3)	3,330	3,248
Wayfair, Inc. 144A 0.625%, 10/1/25(3)	2,560	2,483
Wix.com Ltd. 144A 0.000%, 8/15/25(3)	2,205	2,402
Zendesk, Inc. 0.625%, 6/15/25	2,010	2,740
Zillow Group, Inc. 2.750%, 5/15/25	1,170	2,086
		61,046

	Par Value	Value

Leisure Time—0.9%
NCL Corp., Ltd.
6.000%, 5/15/24	$ 495	$ 967
144A 5.375%, 8/1/25(3)	865	1,370
Peloton Interactive, Inc. 144A 0.000%, 2/15/26(3)	1,795	1,703
Royal Caribbean Cruises Ltd.
4.250%, 6/15/23	2,015	2,584
144A 2.875%, 11/15/23(3)	1,330	1,582
		8,206

Media—1.2%
DISH Network Corp.
3.375%, 8/15/26	1,620	1,660
144A 0.000%, 12/15/25(3)	1,970	2,304
Liberty Broadband Corp. 144A 2.750%, 9/30/50(3)	1,490	1,600
Liberty Media Corp.
1.375%, 10/15/23	1,890	2,511
144A 0.500%, 12/1/50(3)	1,695	1,860
Liberty Media Corp-Liberty Formula One 1.000%, 1/30/23	545	719
		10,654

Mining—0.1%
MP Materials Corp. 144A 0.250%, 4/1/26(3)	1,230	1,331
Oil, Gas & Consumable Fuels—0.7%
EQT Corp. 1.750%, 5/1/26	1,720	2,540

See Notes to Financial Statements

AllianzGI Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021
($ reported in thousands)
	Par Value	Value

Oil, Gas & Consumable Fuels—continued
Pioneer Natural Resources Co. 0.250%, 5/15/25	$2,620	$ 3,849
		6,389

Pharmaceuticals—0.8%
Dexcom, Inc.
0.750%, 12/1/23	375	1,173
0.250%, 11/15/25	2,485	2,818
Jazz Investments I Ltd. 2.000%, 6/15/26	2,465	3,192
		7,183

Pipelines—0.4%
Cheniere Energy, Inc. 4.250%, 3/15/45	4,200	3,478
Real Estate—0.1%
Redfin Corp. 144A 0.000%, 10/15/25(3)	1,245	1,343
Retail—0.8%
Burlington Stores, Inc. 2.250%, 4/15/25	1,935	3,161
Dick’s Sporting Goods, Inc. 3.250%, 4/15/25	835	2,564
RH 0.000%, 6/15/23	590	2,015
		7,740

Semiconductors—0.9%
Cree, Inc. 0.875%, 9/1/23	1,015	1,611
MACOM Technology Solutions Holdings, Inc. 144A 0.250%, 3/15/26(3)	710	734
Microchip Technology, Inc. 0.125%, 11/15/24	5,725	6,265
		8,610

	Par Value	Value

Software—4.5%
Akamai Technologies, Inc.
0.125%, 5/1/25	$1,900	$ 2,537
0.375%, 9/1/27	490	577
Alteryx, Inc. 0.500%, 8/1/24	2,425	2,293
Bentley Systems, Inc.
144A 0.125%, 1/15/26(3)	1,955	2,248
144A 0.375%, 7/1/27(3)	530	531
Bill.com Holdings, Inc. 144A 0.000%, 12/1/25(3)	2,035	2,953
Cloudflare, Inc. 0.750%, 5/15/25	720	2,289
Coupa Software, Inc. 0.375%, 6/15/26	2,780	2,970
Datadog, Inc. 0.125%, 6/15/25	1,710	2,368
DocuSign, Inc. 144A 0.000%, 1/15/24(3)	1,970	2,099
Fastly, Inc. 144A 0.000%, 3/15/26(3)	1,830	1,604
Five9, Inc. 0.500%, 6/1/25	1,280	2,062
HubSpot, Inc. 0.375%, 6/1/25	1,185	2,544
MicroStrategy, Inc. 144A 0.000%, 2/15/27(3)	1,850	1,371
MongoDB, Inc. 0.250%, 1/15/26	1,520	2,738
RingCentral, Inc.
0.000%, 3/1/25	2,300	2,426
144A 0.000%, 3/15/26(3)	520	508
Splunk, Inc.
0.500%, 9/15/23	625	720
1.125%, 6/15/27	2,700	2,626
Workday, Inc. 0.250%, 10/1/22	935	1,513
Zynga, Inc.
0.250%, 6/1/24	1,620	2,152

See Notes to Financial Statements

AllianzGI Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021
($ reported in thousands)
	Par Value	Value

Software—continued
144A 0.000%, 12/15/26(3)	$ 800	$ 836
		41,965

Telecommunications—0.2%
Viavi Solutions, Inc. 1.000%, 3/1/24	1,655	2,233
Total Convertible Bonds and Notes (Identified Cost $225,319)		244,161

Total Long-Term Investments—98.8% (Identified Cost $734,489)		917,802

	Shares
Short-Term Investment—2.2%
Money Market Mutual Fund—2.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(6)	20,293,474	20,293
Total Short-Term Investment (Identified Cost $20,293)		20,293

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—101.0% (Identified Cost $754,782)		938,095

Written Options—(0.1)%
(See open written options schedule)
Total Written Options (Premiums Received $285)		(351)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—100.9% (Identified Cost $754,497)		$937,744
Other assets and liabilities, net—(0.9)%		(8,442)
NET ASSETS—100.0%		$929,302
Abbreviations:
LLC	Limited Liability Company
NA	National Association
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s

Footnote Legend:
(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(2)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, these securities amounted to a value of $120,988 or 13.0% of net assets.
(4)	Non-income producing.
(5)	All or a portion of the security is segregated as collateral for written options.
(6)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	94%
Ireland	2
Jersey	1
Australia	1
Bermuda	1
Curaçao	1
Total	100%
† % of total investments, net of written options, as of July 31, 2021.

For information regarding the abbreviations, see the Key Investment Terms starting on page 13.
See Notes to Financial Statements

AllianzGI Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021
($ reported in thousands)
Open Written Options Contracts as of July 31, 2021 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Advanced Micro Device, Inc.	275	$ 2,887	$105.00	08/20/21	$(128)
Align Technology, Inc.	35	2,625	750.00	08/20/21	(17)
Atlassian Corp. plc	90	3,510	390.00	08/20/21	(7)
Caterpillar, Inc.	75	1,763	235.00	08/20/21	(2)
Charles Schwab Corp. (The)	305	2,440	80.00	08/20/21	(1)
Deere & Co.	55	2,145	390.00	08/20/21	(12)
Dexcom, Inc.	25	1,375	550.00	08/20/21	(16)
Dow, Inc.	70	490	70.00	08/20/21	(—) (3)
Enphase Energy, Inc.	145	3,190	220.00	08/20/21	(24)
Exxon Mobil Corp.	585	3,744	64.00	08/20/21	(5)
Facebook, Inc.	225	9,450	420.00	08/20/21	(4)
Mastercard, Inc.	90	3,780	420.00	08/20/21	(5)
Micron Technology, Inc.	405	3,949	97.50	08/20/21	(2)
Netflix, Inc.	30	1,800	600.00	08/20/21	(1)
Paypal Holdings, Inc.	110	3,300	300.00	08/20/21	(10)
Servicenow, Inc.	15	945	630.00	08/20/21	(3)
Starbucks Corp.	170	2,040	120.00	08/20/21	(47)
Tesla, Inc.	130	10,140	780.00	08/20/21	(61)
Twilio, Inc.	50	2,200	440.00	08/20/21	(6)
Total Written Options					$(351)

Footnote Legend:
(1)	Strike price not reported in thousands.
(2)	Exchange-traded options
(3)	Amount is less than $500.
See Notes to Financial Statements

AllianzGI Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of July 31, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at July 31, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$ 458	$ —	$ 421	$37
Convertible Bonds and Notes	244,161	—	244,161	—
Equity Securities:
Common Stocks	613,613	613,613	—	—
Convertible Preferred Stocks	59,567	52,372	7,195	—
Warrant	3	3	—	—
Money Market Mutual Fund	20,293	20,293	—	—
Total Investments, before Written Options	938,095	686,281	251,777	37
Liabilities:
Other Financial Instruments:
Written Options	(351)	(268)	(83)	—
Total Investments, Net of Written Options	$937,744	$686,013	$251,694	$37
Security held by the Fund with an end of period value of $37 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended July 31, 2021.
See Notes to Financial Statements

Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—0.0%
Oil, Gas & Consumable Fuels—0.0%
Chesapeake Energy Corp. 5.500%, 9/15/26(1)	$4,240	$—
Cobalt International Energy, Inc. 7.750%, 12/1/23(1)(2)	4,647	67
		67

Total Corporate Bonds and Notes (Identified Cost $3,881)		67

	Shares
Convertible Preferred Stocks—4.5%
Auto Components—0.2%
Aptiv plc Series A, 5.500%	20,315	3,814
Banks—0.6%
Bank of America Corp. Series L, 7.250%	2,170	3,211
Wells Fargo & Co. Series L, 7.500%	4,205	6,360
		9,571

Capital Markets—0.2%
KKR & Co., Inc. Series C, 6.000%	41,800	3,471
Commercial Services & Supplies—0.2%
GFL Environmental, Inc., 6.000%	31,540	2,562
Communications Equipment—0.3%
T-Mobile US, 2020 Cash Mandatory Exchangeable Trust 144A, 5.250%(3)	3,935	4,932
Diversified Financial Services—0.2%
Chewy, Inc. 2020 Mandatory Exchangeable Trust 144A, 6.500%(3)	2,050	3,848
	Shares	Value

Electric Utilities—0.6%
AES Corp. (The), 6.875%	30,470	$ 3,089
NextEra Energy, Inc., 5.279%	48,980	2,515
NextEra Energy, Inc., 6.219%	85,730	4,448
		10,052

Electronic Components—0.1%
II-VI, Inc. Series A, 6.000%	4,235	1,236
Healthcare Equipment & Supplies—0.8%
Boston Scientific Corp. Series A, 5.500%	32,530	3,997
Danaher Corp. Series B, 5.000%	5,380	8,622
		12,619

Industrial Machinery—0.1%
Stanley Black & Decker, Inc., 5.250%	12,395	1,463
Life Sciences Tools & Services—0.2%
Avantor, Inc. Series A, 6.250%	29,350	3,394
Media—0.1%
ViacomCBS, Inc. Series A, 5.750%	29,345	2,133
Oil, Gas & Consumable Fuels—0.0%
Mesquite Energy, Inc., 6.500%(1)	213,230	—
Pharmaceuticals—0.1%
Elanco Animal Health, Inc., 5.000%	38,480	2,124
Professional Services—0.2%
Clarivate plc Series A, 5.250%	30,380	2,762
See Notes to Financial Statements

Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021
($ reported in thousands)
	Shares	Value

Semiconductors & Semiconductor Equipment—0.6%
Broadcom, Inc. Series A, 8.000%	5,840	$ 9,019
Total Convertible Preferred Stocks (Identified Cost $66,611)		73,000

Common Stocks—74.4%
Aerospace & Defense—2.4%
Lockheed Martin Corp.	102,646	38,150
Automobiles—0.4%
Ferrari NV	27,119	5,920
Banks—3.4%
Bank of America Corp.	405,163	15,542
Citigroup, Inc.	128,786	8,709
First Republic Bank	31,476	6,138
JPMorgan Chase & Co.(4)	160,672	24,387
		54,776

Beverages—0.6%
Coca-Cola Co. (The)	83,578	4,766
Monster Beverage Corp.(5)	51,981	4,903
		9,669

Biotechnology—0.5%
Amgen, Inc.	33,982	8,208
Capital Markets—4.0%
Broadridge Financial Solutions, Inc.	30,622	5,313
Intercontinental Exchange, Inc.	59,063	7,077
MarketAxess Holdings, Inc.	50,430	23,963
Morgan Stanley	96,832	9,294
MSCI, Inc. Class A	20,655	12,310
Nasdaq, Inc.	32,615	6,090
		64,047

Chemicals—2.0%
Linde plc	32,049	9,851
	Shares	Value

Chemicals—continued
RPM International, Inc.	64,345	$ 5,572
Scotts Miracle-Gro Co. (The)	49,988	8,846
Sherwin-Williams Co. (The)	26,367	7,674
		31,943

Commercial Services & Supplies—0.8%
Cintas Corp.	14,828	5,845
Waste Management, Inc.	41,801	6,197
		12,042

Communications Equipment—0.4%
Cisco Systems, Inc.	102,088	5,653
Consumer Finance—0.4%
American Express Co.	35,427	6,041
Distributors—0.9%
Pool Corp.	29,645	14,165
Diversified Telecommunication Services—0.3%
Verizon Communications, Inc.	95,847	5,346
Electric Utilities—1.8%
NextEra Energy, Inc.(4)	362,478	28,237
Electrical Equipment—0.7%
AMETEK, Inc.	86,021	11,961
Entertainment—0.5%
Activision Blizzard, Inc.	103,168	8,627
Equity Real Estate Investment—6.4%
Alexandria Real Estate Equities, Inc.	24,725	4,978
American Tower Corp.	169,153	47,836
CoreSite Realty Corp.	47,620	6,582
Crown Castle International Corp.	24,022	4,638
CyrusOne, Inc.	71,696	5,110
Equinix, Inc.	14,596	11,975
Prologis, Inc.	70,622	9,042

See Notes to Financial Statements

Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021
($ reported in thousands)
	Shares	Value

Equity Real Estate Investment—continued
Sun Communities, Inc.	62,845	$ 12,325
		102,486

Food & Staples Retailing—1.1%
Costco Wholesale Corp.	28,877	12,409
Walmart, Inc.	41,092	5,858
		18,267

Food Products—0.4%
McCormick & Co., Inc.	85,643	7,208
Gas Utilities—1.4%
Atmos Energy Corp.	233,521	23,023
Healthcare Equipment & Supplies—1.8%
ResMed, Inc.	23,551	6,401
Stryker Corp.	36,880	9,992
West Pharmaceutical Services, Inc.	28,731	11,830
		28,223

Healthcare Providers & Services—1.8%
Amedisys, Inc.(5)	46,357	12,081
Anthem, Inc.	15,786	6,062
UnitedHealth Group, Inc.	26,560	10,949
		29,092

Healthcare Technology—0.3%
Veeva Systems, Inc. Class A(5)	15,658	5,210
Hotels, Restaurants & Leisure—2.3%
Chipotle Mexican Grill, Inc. Class A(5)	3,209	5,980
Domino’s Pizza, Inc.	15,526	8,159
McDonald’s Corp.	47,907	11,627
Starbucks Corp.	43,176	5,243
Wingstop, Inc.	37,905	6,493
		37,502

	Shares	Value

Household Durables—0.4%
Garmin Ltd.	40,602	$ 6,383
Household Products—0.9%
Church & Dwight Co., Inc.	133,525	11,560
WD-40 Co.	13,172	3,201
		14,761

Industrial Conglomerates—1.1%
Honeywell International, Inc.	26,685	6,239
Roper Technologies, Inc.	24,474	12,025
		18,264

Insurance—1.7%
Allstate Corp. (The)	63,969	8,319
Kinsale Capital Group, Inc.	55,445	9,905
Willis Towers Watson plc	44,320	9,134
		27,358

Interactive Media & Services—2.0%
Alphabet, Inc. Class A(5)	9,468	25,512
Alphabet, Inc. Class C(5)	2,648	7,161
		32,673

Internet & Direct Marketing Retail—2.1%
Amazon.com, Inc.(4)(5)	10,044	33,422
IT Services—3.4%
Global Payments, Inc.	123,584	23,902
Jack Henry & Associates, Inc.	70,329	12,244
Mastercard, Inc. Class A	23,852	9,205
Visa, Inc. Class A	39,383	9,704
		55,055

Life Sciences Tools & Services—1.9%
Agilent Technologies, Inc.	40,176	6,156

See Notes to Financial Statements

Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021
($ reported in thousands)
	Shares	Value

Life Sciences Tools & Services—continued
Thermo Fisher Scientific, Inc.(4)	45,036	$ 24,320
		30,476

Machinery—0.4%
Toro Co. (The)	55,592	6,323
Media—0.6%
Cable One, Inc.	4,819	9,098
Multiline Retail—0.4%
Dollar General Corp.	28,480	6,626
Oil, Gas & Consumable Fuels—1.1%
Chesapeake Energy Corp.	1,658	89
LUKOIL PJSC Sponsored ADR	128,208	11,012
Marathon Petroleum Corp.	104,360	5,763
Nabors Industries Ltd.(5)	2,191	192
		17,056

Personal Products—0.4%
Estee Lauder Cos., Inc. (The) Class A	18,178	6,068
Pharmaceuticals—2.9%
Johnson & Johnson(4)	69,014	11,884
Merck & Co., Inc.	292,827	22,510
Zoetis, Inc.	58,905	11,940
		46,334

Professional Services—0.8%
TransUnion	103,142	12,383
Road & Rail—1.2%
Norfolk Southern Corp.	40,120	10,344
Union Pacific Corp.	41,693	9,121
		19,465

Semiconductors & Semiconductor Equipment—6.1%
Advanced Micro Devices, Inc.(5)	218,222	23,173
Broadcom, Inc.	47,433	23,024
	Shares	Value

Semiconductors & Semiconductor Equipment—continued
KLA Corp.	26,344	$ 9,172
NVIDIA Corp.	124,144	24,207
Teradyne, Inc.	95,409	12,117
Texas Instruments, Inc.	30,139	5,745
		97,438

Software—5.9%
Adobe, Inc.(5)	28,223	17,544
Cadence Design Systems, Inc.(5)	54,837	8,097
Intuit, Inc.	11,593	6,144
Microsoft Corp.(4)	175,968	50,135
salesforce.com, Inc.(5)	36,974	8,945
Synopsys, Inc.(5)	14,227	4,097
		94,962

Specialty Retail—2.6%
Best Buy Co., Inc.	81,027	9,103
Home Depot, Inc. (The)(4)	100,639	33,029
		42,132

Technology Hardware, Storage & Peripherals—2.4%
Apple, Inc.(4)	259,649	37,872
Textiles, Apparel & Luxury Goods—0.7%
Lululemon Athletica, Inc.(5)	12,965	5,188
NIKE, Inc. Class B(4)	37,451	6,274
		11,462

Water Utilities—0.8%
American Water Works Co., Inc.(4)	75,632	12,866
Total Common Stocks (Identified Cost $939,743)		1,194,273

Warrants—0.0%
Oil, Gas & Consumable Fuels—0.0%
Chesapeake Energy Corp.(5)	3,129	67

See Notes to Financial Statements

Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021
($ reported in thousands)
	Shares	Value

Oil, Gas & Consumable Fuels—continued
Nabors Industries Ltd.(5)	876	$ 6
		73

Total Warrants (Identified Cost $899)		73

	Par Value
Convertible Bonds and Notes—18.6%
Airlines—0.5%
JetBlue Airways Corp. 144A 0.500%, 4/1/26(3)	$3,320	3,257
Southwest Airlines Co. 1.250%, 5/1/25	2,915	4,272
		7,529

Auto Manufacturers—0.8%
Ford Motor Co. 144A 0.000%, 3/15/26(3)	4,200	4,494
NIO, Inc.
144A 0.000%, 2/1/26(3)	1,730	1,509
144A 0.500%, 2/1/27(3)	2,025	1,752
Tesla, Inc. 2.000%, 5/15/24	460	5,085
		12,840

Banks—0.2%
BofA Finance LLC 0.125%, 9/1/22	1,550	1,918
JPMorgan Chase Bank NA 144A 0.125%, 1/1/23(3)	1,875	1,992
		3,910

Biotechnology—0.8%
Bridgebio Pharma, Inc. 144A 2.250%, 2/1/29(3)	2,320	2,113
Exact Sciences Corp.
0.375%, 3/15/27	2,145	2,595
	Par Value	Value

Biotechnology—continued
0.375%, 3/1/28	$ 605	$ 690
Guardant Health, Inc. 144A 0.000%, 11/15/27(3)	2,790	3,003
Halozyme Therapeutics, Inc. 144A 0.250%, 3/1/27(3)	2,845	2,593
Illumina, Inc. 0.000%, 8/15/23	1,070	1,352
Insmed, Inc. 0.750%, 6/1/28	1,090	1,106
		13,452

Commercial Services—1.1%
Alarm.com Holdings, Inc. 144A 0.000%, 1/15/26(3)	2,700	2,458
Chegg, Inc.
0.125%, 3/15/25	395	704
144A 0.000%, 9/1/26(3)	3,560	3,843
Shift4 Payments, Inc.
144A 0.000%, 12/15/25(3)	1,365	1,771
144A 0.500%, 8/1/27(3)	1,730	1,792
Square, Inc.
144A 0.000%, 5/1/26(3)	2,035	2,311
144A 0.250%, 11/1/27(3)	3,990	4,698
		17,577

Computers—0.4%
Lumentum Holdings, Inc. 0.500%, 12/15/26	2,770	3,040
Zscaler, Inc. 0.125%, 7/1/25	1,890	3,153
		6,193

Diversified Financial Services—0.2%
Coinbase Global, Inc. 144A 0.500%, 6/1/26(3)	2,100	2,119

See Notes to Financial Statements

Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021
($ reported in thousands)
	Par Value	Value

Diversified Financial Services—continued
LendingTree, Inc. 0.500%, 7/15/25	$1,925	$ 1,734
		3,853

Energy-Alternate Sources—0.4%
Enphase Energy, Inc.
144A 0.000%, 3/1/26(3)	1,655	1,661
144A 0.000%, 3/1/28(3)	2,485	2,512
SolarEdge Technologies, Inc. 144A 0.000%, 9/15/25(3)	1,595	1,906
Sunnova Energy International, Inc. 144A 0.250%, 12/1/26(3)	595	753
		6,832

Entertainment—0.4%
DraftKings, Inc. 144A 0.000%, 3/15/28(3)	3,345	2,932
Live Nation Entertainment, Inc. 2.000%, 2/15/25	1,520	1,628
Vail Resorts, Inc. 144A 0.000%, 1/1/26(3)	2,540	2,549
		7,109

Equity Real Estate Investment Trusts (REITs)—0.2%
Pebblebrook Hotel Trust 1.750%, 12/15/26	2,255	2,513
Healthcare-Products—0.8%
Envista Holdings Corp. 2.375%, 6/1/25	1,270	2,698
Insulet Corp. 0.375%, 9/1/26	2,560	3,535
Novocure Ltd. 144A 0.000%, 11/1/25(3)	1,580	1,874
Omnicell, Inc. 144A 0.250%, 9/15/25(3)	1,270	1,999
	Par Value	Value

Healthcare-Products—continued
Repligen Corp. 0.375%, 7/15/24	$1,380	$ 2,978
		13,084

Healthcare-Services—0.6%
Anthem, Inc. 2.750%, 10/15/42	490	2,659
Oak Street Health, Inc. 144A 0.000%, 3/15/26(3)	2,970	3,146
Teladoc Health, Inc. 1.250%, 6/1/27	3,320	3,540
		9,345

Internet—4.7%
21Vianet Group, Inc. 144A 0.000%, 2/1/26(3)	2,090	1,682
Airbnb, Inc. 144A 0.000%, 3/15/26(3)	4,890	4,582
Booking Holdings, Inc. 0.750%, 5/1/25	1,375	1,942
Etsy, Inc. 144A 0.125%, 9/1/27(3)	3,420	4,104
Expedia Group, Inc. 144A 0.000%, 2/15/26(3)	3,620	3,863
FireEye, Inc. 0.875%, 6/1/24	1,830	2,062
Magnite, Inc. 144A 0.250%, 3/15/26(3)	2,140	1,840
Match Group Financeco 2, Inc. 144A 0.875%, 6/15/26(3)	3,490	6,627
Okta, Inc. 0.375%, 6/15/26	2,750	3,458
Palo Alto Networks, Inc. 0.375%, 6/1/25	4,905	7,039
Pinduoduo, Inc. 0.000%, 12/1/25	1,760	1,624
RealReal, Inc. (The) 144A 1.000%, 3/1/28(3)	3,935	3,447
Shopify, Inc. 0.125%, 11/1/25	2,355	3,096

See Notes to Financial Statements

Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021
($ reported in thousands)
	Par Value	Value

Internet—continued
Snap, Inc. 144A 0.000%, 5/1/27(3)	$5,355	$ 6,147
Spotify USA, Inc. 144A 0.000%, 3/15/26(3)	2,875	2,590
Twitter, Inc. 144A 0.000%, 3/15/26(3)	4,950	4,755
Uber Technologies, Inc. 144A 0.000%, 12/15/25(3)	4,060	3,960
Wayfair, Inc. 144A 0.625%, 10/1/25(3)	3,115	3,022
Wix.com Ltd. 144A 0.000%, 8/15/25(3)	2,730	2,974
Zendesk, Inc. 0.625%, 6/15/25	2,440	3,326
Zillow Group, Inc. 2.750%, 5/15/25	1,425	2,541
		74,681

Leisure Time—0.5%
NCL Corp., Ltd.
6.000%, 5/15/24	605	1,182
144A 5.375%, 8/1/25(3)	1,055	1,671
Royal Caribbean Cruises Ltd.
4.250%, 6/15/23	2,490	3,193
144A 2.875%, 11/15/23(3)	1,625	1,933
		7,979

Media—0.8%
DISH Network Corp.
3.375%, 8/15/26	1,975	2,024
144A 0.000%, 12/15/25(3)	2,405	2,813
Liberty Broadband Corp. 144A 2.750%, 9/30/50(3)	1,835	1,970
Liberty Media Corp.
1.375%, 10/15/23	1,935	2,571
144A 0.500%, 12/1/50(3)	2,060	2,261
	Par Value	Value

Media—continued
Liberty Media Corp-Liberty Formula One 1.000%, 1/30/23	$ 660	$ 870
		12,509

Mining—0.1%
MP Materials Corp. 144A 0.250%, 4/1/26(3)	1,505	1,628
Oil, Gas & Consumable Fuels—0.5%
EQT Corp. 1.750%, 5/1/26	2,100	3,102
Pioneer Natural Resources Co. 0.250%, 5/15/25	3,195	4,693
		7,795

Pharmaceuticals—0.5%
Dexcom, Inc.
0.750%, 12/1/23	455	1,423
0.250%, 11/15/25	3,035	3,441
Jazz Investments I Ltd. 2.000%, 6/15/26	3,010	3,898
		8,762

Pipelines—0.3%
Cheniere Energy, Inc. 4.250%, 3/15/45	5,160	4,274
Real Estate—0.1%
Redfin Corp. 144A 0.000%, 10/15/25(3)	1,520	1,640
Retail—0.7%
Burlington Stores, Inc. 2.250%, 4/15/25	2,355	3,848
Dick’s Sporting Goods, Inc. 3.250%, 4/15/25	1,030	3,163
RH 0.000%, 6/15/23	725	2,475

See Notes to Financial Statements

Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021
($ reported in thousands)
	Par Value	Value

Retail—continued
Vroom, Inc. 144A 0.750%, 7/1/26(3)	$2,175	$ 2,113
		11,599

Semiconductors—0.7%
Cree, Inc. 0.875%, 9/1/23	1,235	1,960
MACOM Technology Solutions Holdings, Inc. 144A 0.250%, 3/15/26(3)	865	894
Microchip Technology, Inc. 0.125%, 11/15/24	7,081	7,749
		10,603

Software—3.1%
Akamai Technologies, Inc.
0.125%, 5/1/25	2,355	3,145
0.375%, 9/1/27	595	700
Alteryx, Inc. 0.500%, 8/1/24	2,995	2,832
Bentley Systems, Inc.
144A 0.125%, 1/15/26(3)	2,415	2,777
144A 0.375%, 7/1/27(3)	645	646
Bill.com Holdings, Inc. 144A 0.000%, 12/1/25(3)	2,480	3,599
Cloudflare, Inc. 0.750%, 5/15/25	875	2,781
Coupa Software, Inc. 0.375%, 6/15/26	2,455	2,623
Datadog, Inc. 0.125%, 6/15/25	2,085	2,888
DocuSign, Inc. 144A 0.000%, 1/15/24(3)	2,325	2,477
Fastly, Inc. 144A 0.000%, 3/15/26(3)	2,235	1,959
Five9, Inc. 0.500%, 6/1/25	1,560	2,513
	Par Value	Value

Software—continued
HubSpot, Inc. 0.375%, 6/1/25	$1,450	$ 3,113
MicroStrategy, Inc. 144A 0.000%, 2/15/27(3)	2,285	1,693
MongoDB, Inc. 0.250%, 1/15/26	1,850	3,332
RingCentral, Inc.
0.000%, 3/1/25	2,805	2,959
144A 0.000%, 3/15/26(3)	630	615
Splunk, Inc.
0.500%, 9/15/23	770	888
1.125%, 6/15/27	3,620	3,521
Workday, Inc. 0.250%, 10/1/22	1,140	1,845
Zynga, Inc.
0.250%, 6/1/24	2,000	2,656
144A 0.000%, 12/15/26(3)	975	1,020
		50,582

Telecommunications—0.2%
Viavi Solutions, Inc. 1.000%, 3/1/24	2,040	2,753
Total Convertible Bonds and Notes (Identified Cost $277,108)		299,042

Total Long-Term Investments—97.5% (Identified Cost $1,288,242)		1,566,455

See Notes to Financial Statements

Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021
($ reported in thousands)
	Shares	Value
Short-Term Investment—2.4%
Money Market Mutual Fund—2.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(6)	38,234,219	$ 38,234
Total Short-Term Investment (Identified Cost $38,234)		38,234

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—99.9% (Identified Cost $1,326,476)		1,604,689

Written Options—(0.0)%
(See open written options schedule)
Total Written Options (Premiums Received $442)		(590)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—99.9% (Identified Cost $1,326,034)		$1,604,099
Other assets and liabilities, net—0.1%		2,065
NET ASSETS—100.0%		$1,606,164
Abbreviations:
ADR	American Depositary Receipt
LLC	Limited Liability Company
MSCI	Morgan Stanley Capital International
NA	National Association
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(2)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, these securities amounted to a value of $149,119 or 9.3% of net assets.
(4)	All or a portion of the security is segregated as collateral for written options.
(5)	Non-income producing.
(6)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Open Written Options Contracts as of July 31, 2021 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Activision Blizzard, Inc.	100	$ 1,000	$ 100.00	08/20/21	$ (2)
Activision Blizzard, Inc.	200	2,200	110.00	08/20/21	(1)
Adobe, Inc.	56	3,752	670.00	08/20/21	(4)
Advanced Micro Devices, Inc.	110	1,100	100.00	08/20/21	(85)
Advanced Micro Devices, Inc.	545	5,995	110.00	08/20/21	(140)
Alphabet, Inc.	9	2,520	2,800.00	08/20/21	(10)
Alphabet, Inc.	15	4,425	2,950.00	08/20/21	(3)
Amazon.com, Inc.	10	4,000	4,000.00	08/20/21	(2)
For information regarding the abbreviations, see the Key Investment Terms starting on page 13.
See Notes to Financial Statements

Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021
($ reported in thousands)
Open Written Options Contracts as of July 31, 2021 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Amazon.com, Inc.	20	$ 8,400	$4,200.00	08/20/21	$ (3)
American Tower Corp.	170	5,270	310.00	08/20/21	(2)
Apple, Inc.	250	4,125	165.00	08/20/21	(3)
Apple, Inc.	250	4,000	160.00	08/27/21	(9)
Bank of America Corp.	810	3,402	42.00	08/20/21	(7)
Broadcom, Inc.	47	2,444	520.00	08/20/21	(4)
Broadcom, Inc.	118	6,490	550.00	08/20/21	(2)
Cadence Design Systems, Inc.	109	1,799	165.00	08/20/21	(1)
Chipotle Mexican Grill, Inc.	6	1,050	1,750.00	08/20/21	(72)
Citigroup, Inc.	257	1,863	72.50	08/20/21	(7)
Global Payments, Inc.	250	5,250	210.00	08/20/21	(52)
Home Depot, Inc. (The)	100	3,500	350.00	08/20/21	(9)
Home Depot, Inc. (The)	200	7,300	365.00	08/20/21	(6)
JPMorgan Chase & Co.	282	4,794	170.00	08/20/21	(2)
Lockheed Martin Corp.	100	4,150	415.00	08/20/21	(3)
Lockheed Martin Corp.	160	6,880	430.00	08/20/21	(—) (3)
Lululemon Athletica, Inc.	32	1,344	420.00	08/20/21	(10)
Mastercard, Inc.	47	2,021	430.00	08/20/21	(2)
Mcdonald’s Corp.	95	2,470	260.00	08/20/21	(2)
Merck & Co., Inc.	585	4,972	85.00	08/20/21	(1)
Microsoft Corp.	178	5,340	300.00	08/20/21	(8)
Microsoft Corp.	178	5,785	325.00	08/20/21	(2)
Microsoft Corp.	178	5,785	325.00	09/17/21	(6)
Monster Beverage Corp.	51	510	100.00	08/20/21	(4)
Morgan Stanley.	193	1,930	100.00	08/20/21	(15)
Nasdaq, Inc.	150	2,925	195.00	08/20/21	(11)
Nextera Energy, Inc.	724	6,154	85.00	08/20/21	(5)
Nike, Inc.	93	1,674	180.00	08/20/21	(2)
Nvidia Corp.	312	26,988	865.00	08/20/21	(57)
Starbucks Corp.	86	1,118	130.00	08/20/21	(2)
Synopsys, Inc.	28	868	310.00	08/20/21	(1)
Teradyne, Inc.	95	1,330	140.00	08/20/21	(5)
Teradyne, Inc.	190	2,850	150.00	08/20/21	(5)
Thermo Fisher Scientific, Inc.	93	5,394	580.00	08/20/21	(10)
Veeva Systems, Inc.	31	1,085	350.00	08/20/21	(9)
See Notes to Financial Statements

Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021
($ reported in thousands)
Open Written Options Contracts as of July 31, 2021 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Visa, Inc.	98	$ 2,597	$ 265.00	08/20/21	$ (4)
Total Written Options					$(590)

Footnote Legend:
(1)	Strike price not reported in thousands.
(2)	Exchange-traded options
(3)	Amount is less than $500.
See Notes to Financial Statements

Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of July 31, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at July 31, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$ 67	$ —	$ —	$67 (1)
Convertible Bonds and Notes	299,042	—	299,042	—
Equity Securities:
Common Stocks	1,194,273	1,194,273	—	—
Convertible Preferred Stocks	73,000	64,220	8,780	— (1)
Warrants	73	73	—	—
Money Market Mutual Fund	38,234	38,234	—	—
Total Investments, before Written Options	1,604,689	1,296,800	307,822	67
Liabilities:
Other Financial Instruments:
Written Options	(590)	(586)	(4)	—
Total Investments, Net of Written Options	$1,604,099	$1,296,214	$307,818	$67

(1)	Includes internally fair valued securities currently priced at zero ($0).
Security held by the Fund with an end of period value of $67 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended July 31, 2021.
See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
July 31, 2021
(Reported in thousands except shares and per share amounts)
	AllianzGI Diversified Income & Convertible Fund	AllianzGI Equity & Convertible Income Fund	Dividend, Interest & Premium Strategy Fund
Assets
Investment in securities at value(1)	$ 481,912	$ 938,095	$ 1,604,689
Investment in affiliates at value(2)	2,468	—	—
Cash	539	113	512
Deposits with prime broker	—	11	—
Receivables
Investment securities sold	3,084	1,995	2,951
Dividends and interest	1,373	673	942
Tax reclaims	—	—	187
Prepaid Trustees’ retainer	14	34	59
Prepaid expenses and other assets (Note 4)	61	150	327
Total assets	489,451	941,071	1,609,667
Liabilities
Loan Payable (Note 8 and 9)	75,000	—	—
Mandatory redeemable preferred shares (Note 8)	30,000	—	—
Written options at value (Note 3)(3)	68	351	590
Payables
Investment securities purchased	5,883	10,311	1,117
Dividend distributions	1,729	—	—
Loan interest payable	840	—	—
Investment advisory fees (Note 4)	391	717	1,093
Dividend on mandatory redeemable preferred shares (Note 8)	110	—	—
Administration, accounting and custody fees	109	160	252
Professional fees	64	44	60
Trustee deferred compensation plan (Note 4)	60	150	327
Other accrued expenses	28	36	64
Total liabilities	114,282	11,769	3,503
Net Assets Applicable to Common Shareholders	$ 375,169	$ 929,302	$ 1,606,164
See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
July 31, 2021
(Reported in thousands except shares and per share amounts)
	AllianzGI Diversified Income & Convertible Fund	AllianzGI Equity & Convertible Income Fund	Dividend, Interest & Premium Strategy Fund
Net Assets Applicable to Common Shareholders:
Common shares ($0.00001 par value, unlimited authorization)	$ —(a)	$ —(a)	$ 1
Capital paid in on shares of beneficial interest	252,170	671,080	1,276,956
Total distributable earnings (accumulated losses)	122,999	258,222	329,207
Net Assets Applicable to Common Shareholders	$ 375,169	$ 929,302	$ 1,606,164
Common Shares Issued and Outstanding	10,353,920	27,708,965	94,801,581
Net Asset Value Per Common Share(b)	$ 36.23	$ 33.54	$ 16.94
(1)Investment in securities at cost	$ 417,860	$ 754,782	$ 1,326,476
(2) Investment in affiliates at cost	$ 3,472	$ —	$ —
(3)Written options premiums received	$ 56	$ 285	$ 442

(a)	Amount is less than $500.
(b)	Net Asset Value Per Share is calculated using unrounded net assets.
See Notes to Financial Statements

STATEMENTS OF OPERATIONS (Unaudited)
SIX MONTHS ENDED July 31, 2021
($ reported in thousands)
	AllianzGI Diversified Income & Convertible Fund	AllianzGI Equity & Convertible Income Fund	Dividend, Interest & Premium Strategy Fund
Investment Income
Interest	$ 2,428	$ 170	$ 580
Dividends	1,258	3,292	9,062
Foreign taxes withheld	(2)	(3)	(30)
Total investment income	3,684	3,459	9,612
Expenses
Investment advisory fees	2,348	4,405	6,791
Administration, accounting and custody fees	303	524	883
Professional fees	74	59	83
Trustees’ fees and expenses	42	99	167
Printing fees and expenses	22	39	75
Transfer agent fees and expenses	16	13	12
Miscellaneous expenses	22	20	33
Total expenses before interest expense	2,827	5,159	8,044
Dividends on mandatory redeemable preferred shares (Note 8)	644	—	—
Loan interest (Note 8 and 9)	1,112	—	—
Total expenses after interest expense	4,583	5,159	8,044
Less expenses reimbursed and/or waived by investment adviser	(156)	(445)	(798)
Net expenses	4,427	4,714	7,246
Net investment income (loss)	(743)	(1,255)	2,366
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	37,464	71,626	95,391
Written options	226	1,146	(415)
Net change in unrealized appreciation (depreciation) on:
Investments	(14,337)	22,567	110,037
Investment in affiliates	(933)	—	—
Written options	(32)	(172)	(220)
Net realized and unrealized gain (loss) on investments	22,388	95,167	204,793
Net increase (decrease) in net assets resulting from operations	$ 21,645	$93,912	$207,159
See Notes to Financial Statements

ALLIANZGI DIVERSIFIED INCOME & CONVERTIBLE FUND
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Six Months Ended July 31, 2021 (Unaudited)	Year Ended January 31, 2021
INCREASE (DECREASE) IN NET ASSETS From Operations
Net investment income (loss)	$ (743)	$ 142
Net realized gain (loss)	37,690	51,971
Net change in unrealized appreciation (depreciation)	(15,302)	79,571
Increase (decrease) in net assets resulting from operations	21,645	131,684
From Dividends and Distributions to Shareholders
Net investment income and net realized gains	(10,375) (1)	(24,644)
Dividends and Distributions to Shareholders	(10,375)	(24,644)
From Capital Share Transactions
Reinvestment of distributions resulting in the issuance of common stock ( 0 and 5,358 shares, respectively)	—	135
Increase (decrease) in net assets from capital transactions	—	135
Net increase (decrease) in net assets	11,270	107,175
Net Assets
Beginning of period	363,899	256,724
End of period	$375,169	$363,899

(1)	Please note that the tax status of the Fund’s distributions is determined at the end of the taxable year.
See Notes to Financial Statements

ALLIANZGI EQUITY & CONVERTIBLE INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Six Months Ended July 31, 2021 (Unaudited)	Year Ended January 31, 2021
INCREASE (DECREASE) IN NET ASSETS From Operations
Net investment income (loss)	$ (1,255)	$ 1,732
Net realized gain (loss)	72,772	52,200
Net change in unrealized appreciation (depreciation)	22,395	154,985
Increase (decrease) in net assets resulting from operations	93,912	208,917
From Dividends and Distributions to Shareholders
Net investment income and net realized gains	(21,059) (1)	(42,118)
Dividends and Distributions to Shareholders	(21,059)	(42,118)
Net increase (decrease) in net assets	72,853	166,799
Net Assets
Beginning of period	856,449	689,650
End of period	$929,302	$856,449

(1)	Please note that the tax status of the Fund’s distributions is determined at the end of the taxable year.
See Notes to Financial Statements

DIVIDEND, INTEREST & PREMIUM STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Six Months Ended July 31, 2021 (Unaudited)	Year Ended January 31, 2021
INCREASE (DECREASE) IN NET ASSETS From Operations
Net investment income (loss)	$ 2,366	$ 12,211
Net realized gain (loss)	94,976	44,609
Net change in unrealized appreciation (depreciation)	109,817	110,352
Increase (decrease) in net assets resulting from operations	207,159	167,172
From Dividends and Distributions to Shareholders
Net investment income and net realized gains	(42,661) (1)	(58,345)
Return of capital	—	(26,976)
Dividends and Distributions to Shareholders	(42,661)	(85,321)
Net increase (decrease) in net assets	164,498	81,851
Net Assets
Beginning of period	1,441,666	1,359,815
End of period	$1,606,164	$1,441,666

(1)	Please note that the tax status of the Fund’s distributions is determined at the end of the taxable year.
See Notes to Financial Statements

ALLIANZGI DIVERSIFIED INCOME & CONVERTIBLE FUND
STATEMENT OF CASH FLOWS (Unaudited)
FOR THE SIX MONTHS ENDED July 31, 2021
($ reported in thousands)
Increase (Decrease) in cash
Cash flows provided by (used for) operating activities:
Net increase (decrease) in net assets resulting from operations	$ 21,645
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used for) operating activities:
Proceeds from sales and paydowns of long-term investments	312,149
(Increase) Decrease in investment securities sold receivable	(194)
Purchases of long-term investments	(298,499)
Increase (Decrease) in investment securities purchased payable	(215)
Net (purchases) or sales of short-term investments	(1,962)
Net purchases or (sales) in written options	190
Net change in unrealized (appreciation)/depreciation on investments	14,369
Net change in unrealized (appreciation)/depreciation on investment in affiliates	933
Net realized (gain)/loss on investments	(37,690)
Amortization of premium and accretion of discounts on investments	52
Proceeds from litigation settlements	24
(Increase) Decrease in dividends and interest receivable	71
(Increase) Decrease in prepaid expenses and other assets	17
(Increase) Decrease in prepaid Trustees’ retainer	(14)
Increase (Decrease) in loan interest payable	(30)
Increase (Decrease) in affiliated expenses payable	133
Increase (Decrease) in non-affiliated expenses payable	(207)
Increase (Decrease) in dividend payable on mandatory redeemable preferred shares	14
Cash provided by (used for) operating activities	10,786
Cash provided by (used for) financing activities:
Cash distributions paid to shareholders	(10,375)
Cash provided by (used for) financing activities	(10,375)
Net increase (decrease) in cash	411
Cash at beginning of period	128
Cash at end of period	$ 539

Supplemental cash flow information:
Cash paid during the period for interest expense on loan payable	$ 1,142
Cash paid during the period for dividends to mandatory redeemable preferred shares	630
See Notes to Financial Statements

ALLIANZGI DIVERSIFIED INCOME & CONVERTIBLE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Six Months Ended July 31, 2021 (Unaudited)	Year Ended January 31,
		2021	2020	2019	2018	2017
PER SHARE DATA:
Net asset value, beginning of period	$ 35.15	$ 24.81	$ 22.05	$ 23.88	$ 21.59	$ 18.91
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.07)	0.01	0.11	0.16	0.29	0.39
Net realized and unrealized gain (loss)	2.15	12.71	4.65	0.01	4.00	4.21
Total from investment operations	2.08	12.72	4.76	0.17	4.29	4.60
Dividends and Distributions to Common Shareholders:
Net investment income	(1.00)	(1.19)	(0.42)	(0.95)	(0.44)	(0.51)
Net realized gains	—	(1.19)	(1.58)	(1.05)	(1.56)	(1.49)
Total dividends and distributions to common shareholders	(1.00)	(2.38)	(2.00)	(2.00)	(2.00)	(2.00)
Common Share Transactions:
Accretion to net asset value from share repurchases	—	—	—	—	—	0.08
Net asset value, end of period	$ 36.23	$ 35.15	$ 24.81(2)	$ 22.05	$ 23.88	$ 21.59
Market value, end of period	$ 34.23	$ 32.25	$ 25.22	$ 21.29	$ 22.40	$ 19.49
Total return, net asset value(3), (4)	6.05%	54.28%	22.65%	0.77%	21.03%	26.02%
Total return, market value(3), (4)	9.32%	40.11%	29.04%	3.89%	26.13%	32.56%
RATIOS/SUPPLEMENTAL DATA:
Ratio of net expenses before interest expense to average net assets(5)	1.81%	2.03% (6)	2.14%	2.20% (6)	2.26% (6)	2.34% (6)
Ratio of total expenses after interest expense to average net assets(5)	2.51%	2.84% (6)	3.32%	3.40% (6)	3.36% (6)	3.48% (6)
Ratio of net investment income (loss) to average net assets(5)	(0.41)%	0.05% (6)	0.47%	0.72% (6)	1.30% (6)	1.90% (6)
Portfolio turnover rate(3)	89%	128%	120%	105%	154%	196%
Net assets, end of period (000’s)	$375,169	$363,899	$256,724	$227,320	$245,382	$221,849
Loan payable, end of period (000’s)	$ 75,000	$ 75,000	$ 75,000	$ 75,000	$ 75,000	$ 75,000
Mandatory redeemable preferred shares, end of period (000’s)	$ 30,000	$ 30,000	$ 30,000	$ 30,000	$ 30,000	$ 30,000
Asset coverage, per $1,000 principal amount of loan payable(7)	$ 6,402	$ 6,252	$ 4,823	$ 4,431	$ 4,672	$ 4,358
Asset coverage ratio on total leverage (loan payable and mandatory redeemable preferred shares)(8)	457%	447%	344%	316%	334%	311%
Asset coverage, per $25 liquidation preference per share of mandatory redeemable preferred shares(9)	$ 114	$ 112	$ 86	$ 79	$ 83	$ 78

See Notes to Financial Statements

ALLIANZGI DIVERSIFIED INCOME & CONVERTIBLE FUND
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
(1)	Calculated using average shares outstanding.
(2)	Payment from affiliate increased the net asset value by less than $0.01.
(3)	Not annualized for periods less than one year.
(4)	Total return on market value is calculated assuming a purchase of common shares on the opening of the first day and sale on the closing of the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s Automatic Reinvestment and Cash Purchase Plan. Total return on market value is not annualized for periods of less than one year. Brokerage commissions that a shareholder may pay are not reflected. Total return on market value does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the sale of fund shares. Total return on net asset value uses the same methodology, but with use of net asset value for the beginning, ending and reinvestment values.
(5)	Annualized for periods less than one year.
(6)	Inclusive of excise tax expense of 0.05%, 0.06%, 0.07% and 0.01% for the years ended January 31, 2021, January 31, 2019, January 31, 2018 and January 31, 2017, respectively.
(7)	Represents value of net assets applicable to common stock plus the loan payable and mandatory redeemable preferred shares at the end of the period divided by the loan payable at the end of the period multiplied by $1,000.
(8)	Represents value of net assets applicable to common stock plus the loan payable and mandatory redeemable preferred shares at the end of the period divided by the loan payable and mandatory redeemable preferred shares at the end of the period.
(9)	Represents value of net assets applicable to common stock plus the loan payable and mandatory redeemable preferred shares at the end of the period divided by the loan payable and mandatory redeemable preferred shares at the end of the period multiplied by $25.
See Notes to Financial Statements

ALLIANZGI EQUITY & CONVERTIBLE INCOME FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Six Months Ended July 31, 2021 (Unaudited)	Year Ended January 31,
		2021	2020	2019	2018	2017
PER SHARE DATA:
Net asset value, beginning of period	$ 30.91	$ 24.89	$ 22.53	$ 24.51	$ 21.54	$ 19.90
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.05)	0.06	0.18	0.19	0.40	0.41
Net realized and unrealized gain (loss)	3.44	7.48	3.70	(0.65)	4.09	2.75
Total from investment operations	3.39	7.54	3.88	(0.46)	4.49	3.16
Dividends and Distributions to Shareholders:
Net investment income	(0.76)	(0.09)	(0.20)	(0.93)	(0.43)	(0.54)
Net realized gains	—	(1.43)	(1.32)	(0.59)	(1.09)	(0.98)
Total dividends and distributions to shareholders	(0.76)	(1.52)	(1.52)	(1.52)	(1.52)	(1.52)
Net asset value, end of period	$ 33.54	$ 30.91	$ 24.89(2)	$ 22.53	$ 24.51	$ 21.54
Market value, end of period	$ 30.18	$ 27.78	$ 23.14	$ 20.52	$ 22.08	$ 19.03
Total return, net asset value(3), (4)	11.13%	31.78%	17.85%	(1.87)%	21.81%	16.35%
Total return, market value(3), (4)	11.52%	28.21%	20.83%	(0.25)%	24.96%	21.69%
RATIOS/SUPPLEMENTAL DATA:
Ratio of net expenses to average net assets(5)	1.07%	1.07%	1.07%	1.13% (6)	1.07%	1.08%
Ratio of total expenses to average net assets(5)	1.17%	1.07%	1.07%	1.13% (6)	1.07%	1.08%
Ratio of net investment income (loss) to average net assets(5)	(0.28)%	0.24%	0.74%	0.83% (6)	1.80%	1.94%
Portfolio turnover rate(3)	34%	85%	50%	81%	99%	90%
Net assets, end of period (000’s)	$929,302	$856,449	$689,650	$624,315	$679,241	$596,911

(1)	Calculated using average shares outstanding.
(2)	Payment from affiliate increased the net asset value by less than $0.01.
(3)	Not annualized for periods less than one year.
(4)	Total return on market value is calculated assuming a purchase of common shares on the opening of the first day and sale on the closing of the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s Automatic Reinvestment and Cash Purchase Plan. Total return on market value is not annualized for periods of less than one year. Brokerage commissions that a shareholder may pay are not reflected. Total return on market value does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the sale of fund shares. Total return on net asset value uses the same methodology, but with use of net asset value for the beginning, ending and reinvestment values.
(5)	Annualized for periods less than one year.
(6)	Inclusive of excise tax expense of 0.07% for the year ended January 31, 2019.
See Notes to Financial Statements

DIVIDEND, INTEREST & PREMIUM STRATEGY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Six Months Ended July 31, 2021 (Unaudited)	Year Ended January 31,
		2021	2020	2019	2018	2017
PER SHARE DATA:
Net asset value, beginning of period	$ 15.21	$ 14.34	$ 13.52	$ 15.32	$ 14.72	$ 13.59
Income (loss) from investment operations:
Net investment income (loss)(1)	0.02	0.13	0.24	0.27	0.30	0.35
Net realized and unrealized gain (loss)	2.16	1.64	1.48	(1.17)	1.43	1.98
Total from investment operations	2.18	1.77	1.72	(0.90)	1.73	2.33
Dividends and Distributions to Shareholders:
Net investment income	(0.45)	(0.13)	(0.26)	(0.71)	(0.30)	(0.37)
Net realized gains	—	(0.48)	(0.64)	—	—	—
Return of capital	—	(0.29)	—	(0.19)	(0.83)	(0.83)
Total dividends and distributions to shareholders	(0.45)	(0.90)	(0.90)	(0.90)	(1.13)	(1.20)
Net asset value, end of period	$ 16.94	$ 15.21	$ 14.34	$ 13.52	$ 15.32	$ 14.72
Market value, end of period	$ 15.21	$ 13.28	$ 13.09	$ 11.90	$ 13.52	$ 13.03
Total return, net asset value(2), (3)	14.57%	13.51%	13.13%	(5.97)%	12.45%	17.62%
Total return, market value(2), (3)	18.13%	9.71%	18.17%	(5.42)%	12.92%	24.60%
RATIOS/SUPPLEMENTAL DATA:
Ratio of net expenses to average net assets(4)	0.96%	0.96%	0.96%	0.95%	0.97%	1.01%
Ratio of total expenses to average net assets(4)	1.07%	0.96%	0.96%	0.95%	0.97%	1.01%
Ratio of net investment income (loss) to average net assets(4)	0.31%	0.94%	1.73%	1.87%	2.03%	2.42%
Portfolio turnover rate(2)	31%	104%	76%	50%	85%	39%
Net assets, end of period (000’s)	$1,606,164	$1,441,666	$1,359,815	$1,281,712	$1,452,585	$1,395,116

(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Total return on market value is calculated assuming a purchase of common shares on the opening of the first day and sale on the closing of the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s Automatic Reinvestment and Cash Purchase Plan. Total return on market value is not annualized for periods of less than one year. Brokerage commissions that a shareholder may pay are not reflected. Total return on market value does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the sale of fund shares. Total return on net asset value uses the same methodology, but with use of net asset value for the beginning, ending and reinvestment values.
(4)	Annualized for periods less than one year.
See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (Unaudited)
July 31, 2021
Note 1. Organization
AllianzGI Diversified Income & Convertible Fund, AllianzGI Equity & Convertible Income Fund, and Dividend, Interest & Premium Strategy Fund (each, a “Fund” and, together, the “Funds”) were organized as Massachusetts business trusts on March 10, 2015, August 20, 2003, and December 12, 2006, respectively. Prior to commencing operations on May 27, 2015, February 28, 2005, and, February 27, 2007, respectively, the Funds had no operations other than matters relating to their organization and registration as diversified, closed-end management investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and regulations thereunder.
Note 2. Significant Accounting Policies
The Funds are investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•             Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•             Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•             Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2021
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2021
Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Conversion premium is not amortized.
Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from Real Estate Investment Trusts (“REITs”) and Master Limited Partnerships (“MLPs”) investments is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made. The Funds may be subject to excise tax based on distributions to shareholders.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Shareholders
AllianzGI Diversified Income & Convertible Fund declares distributions on a monthly basis. AllianzGI Equity & Convertible Income Fund and Dividend, Interest & Premium Strategy Fund declare distributions on a quarterly basis. Distributions are recorded by the Funds on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2021
F.	Convertible Securities
Certain Funds may invest a portion of their assets in convertible securities. Although convertible securities derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Funds’ investments in convertible securities include features which render them sensitive to price changes in their underlying securities. The value of structured/synthetic convertible securities can be affected by interest rate changes and credit risks of the issuer. Such securities may be structured in ways that limit their potential for capital appreciation, and the entire value of the security may be at risk of loss depending on the performance of the underlying equity security. Consequently, the Funds are exposed to greater downside risk than traditional convertible securities, but typically still less than that of the underlying stock.
G.	Payment In-Kind Securities
The Funds may invest in payment in-kind securities, which are debt or preferred stock securities that require or permit payment of interest in the form of additional securities. Payment in-kind securities allow the issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater risk than securities that pay interest currently or in cash.
H.	When-issued Purchases and Forward Commitments (Delayed Delivery)
Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Funds to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and forward commitment securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
I.	Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2021
both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
J.	Repurchase Agreements
Certain Funds are parties to Master Repurchase Agreements (“Master Repo Agreements”) with select counterparties. The Master Repo Agreements include provisions for initiation of repurchase transactions, income payments, events of default, and maintenance of collateral.
The Funds enter into transactions, under the Master Repo Agreements, with their custodian bank or securities brokerage firms whereby they purchase securities under agreements (i.e., repurchase agreements) to resell such securities at an agreed upon price and date. The Funds, through their custodian, take possession of securities collateralizing the repurchase agreement. Such agreements are carried at the contract amount in the financial statements, which is considered to represent fair value. The collateral that is pledged (i.e., the securities received by the Funds), which consists primarily of U.S. government obligations and asset-backed securities, is held by the custodian bank for the benefit of the Funds until the maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Funds require that the market value of the collateral, including accrued interest thereon, be sufficient in the event of default by the counterparty. If the counterparty defaults under the Master Repo Agreements and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited. As of July 31, 2021, the Funds did not hold any repurchase agreements.
K.	Warrants
The Funds may receive warrants. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants may be freely transferable and are often traded on major exchanges. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2021
Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.
A.	Options Contracts
The Funds may write (sell) put and call options on securities and indices to earn premiums, for hedging purposes, risk management purposes or otherwise as part of their investment strategies. An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price.
When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments. Written options are reported as a liability within “Written options at value.” Changes in value of written options are included in “Net change in unrealized appreciation (depreciation) from written options” in the Statements of Operations.
If an option expires unexercised, the Fund realizes a gain to the extent of the premium received. If a written call option is exercised, the premium received is recorded as an adjustment to the proceeds from the sale. If a written put option is exercised, the premium reduces the cost basis of the security. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or loss. Gain or loss on written options is presented separately as “Net realized gain (loss) from written options” in the Statements of Operations.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2021
The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the referenced security increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the referenced security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.
During the six months ended July 31, 2021, the AllianzGI Diversified Income & Convertible Fund, AllianzGI Equity & Convertible Income Fund, and Dividend, Interest & Premium Strategy Fund invested in written covered call options contracts in an attempt to manage equity price risk and with the purpose of generating realized gains.
The following is a summary of derivative instruments categorized by primary risk exposure, presented in the financial statements as of July 31, 2021:
The effect of derivatives on the Statements of Assets and Liabilities at July 31, 2021:

Primary Risk		AllianzGI Diversified Income & Convertible Fund	AllianzGI Equity & Convertible Income Fund	Dividend, Interest & Premium Strategy Fund
Liability Derivatives
Equity contracts	Written options at value	$(68)	$(351)	$(590)
Total		$(68)	$(351)	$(590)

The effect of derivatives on the Statements of Operations for the six months ended July 31, 2021:
Primary Risk		AllianzGI Diversified Income & Convertible Fund	AllianzGI Equity & Convertible Income Fund	Dividend, Interest & Premium Strategy Fund
Net Realized Gain (Loss) From
Equity contracts	Written options	$ 226	$1,146	$ (415)
Total		$ 226	$1,146	$ (415)
Net Change in Unrealized Appreciation/Depreciation on
Equity contracts	Written options	$ (32)	$ (172)	$ (220)
Total		$ (32)	$ (172)	$ (220)

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2021
The quarterly average premium (unless otherwise specified) of the derivatives held by the Funds in the table shown below indicate the volume of derivative activity for each applicable Fund for the period ended July 31, 2021.
	AllianzGI Diversified Income & Convertible Fund	AllianzGI Equity & Convertible Income Fund	Dividend, Interest & Premium Strategy Fund
Written Options	$60	$312	$446
Note 4. Investment Advisory Fees and Related Party Transaction
($ reported in thousands)
A.	Investment Adviser
Effective February 1, 2021, following shareholder approval of new investment advisory agreements, Virtus Investment Advisers, Inc. (the “VIA” or “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners (“Virtus”), became the Funds’ investment adviser. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers. Prior to February 1, 2021, AllianzGI served as the investment adviser to the Funds.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily total managed assets of each Fund:

Fund	Advisory Fee
AllianzGI Diversified Income & Convertible Fund	1.00%
AllianzGI Equity & Convertible Income Fund	1.00
Dividend, Interest & Premium Strategy Fund	0.90
AllianzGI Diversified Income & Convertible Fund defines total managed assets as the total assets of the Fund (including assets attributable to any preferred shares, borrowings, issued debt securities or other forms of leverage that may be outstanding) minus accrued liabilities (other than liabilities representing leverage). AllianzGI Equity & Convertible Income Fund and Dividend, Interest & Premium Strategy Fund define total managed assets as the total assets of each Fund (including assets attributable to any borrowing that may be outstanding) minus accrued liabilities (other than liabilities representing borrowings).

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2021
B.	Subadvisers
The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. A list of the subadvisers and the Funds they serve as of the end of the period is as follows:

Fund	Subadviser
AllianzGI Diversified Income & Convertible Fund	AllianzGI U.S.
AllianzGI Equity & Convertible Income Fund	AllianzGI U.S.
Dividend, Interest & Premium Strategy Fund (Equity and Options Portfolios)	NFJ *
Dividend, Interest & Premium Strategy Fund (Fixed Income Portfolio)	AllianzGI U.S.
*	NFJ Investment Group, LLC (“NFJ”), which is a newly formed indirect, wholly-owned subsidiary of Virtus, the portfolio management team of which was previously employed by AllianzGI U.S.
C.	Expense Limitations
Effective February 1, 2021, concurrent with VIA becoming investment adviser of the Funds, the Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exclusions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through February 1, 2023. Following the contractual period, the Adviser may discontinue these expense reimbursement arrangements at any time. The reimbursements are accrued daily and received monthly.

Fund	Expense Limitation
AllianzGI Diversified Income & Convertible Fund	0.17%
AllianzGI Equity & Convertible Income Fund	0.07
Dividend, Interest & Premium Strategy Fund	0.06
The exclusions include investment advisory fees paid to VIA, interest, any other fees or expenses relating to financial leverage, preferred shares (such as dividends on preferred shares and rating agency fees) or borrowing (such as interest, commitment, amendment and renewal expenses on credit or redemption facilities), taxes, extraordinary, unusual or infrequently occurring expenses (such as litigation), costs related to share offerings, brokerage commissions, expenses incurred in connection with any merger or reorganization, and dividend expenses, if any (each expressed as a percentage of average daily net assets attributable to common shares).

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2021
D.	Expense Recapture
Effective February 1, 2021, Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending January 31:

Expiration
Fund	2024
AllianzGI Diversified Income & Convertible Fund	$ 156
AllianzGI Equity & Convertible Income Fund	445
Dividend, Interest & Premium Strategy Fund	798
E.	Administration Services
Effective February 1, 2021, Virtus Fund Services, LLC (“VFS”), an indirect, wholly-owned subsidiary of Virtus, serves as administrator to the Funds. For the services provided by the administrator under the Administration Agreement, the Funds pay the administrator an asset-based fee calculated on each Fund’s average daily Managed Assets. This fee is calculated daily and paid monthly.
For the six months (“period”) ended July 31, 2021, the Funds incurred administration fees totaling $1,430 which are included in the Statements of Operations within the line item “Administration, accounting and custody fees.”
F.	Trustees’ Fees
For the period ended July 31, 2021, the Funds incurred Trustees’ fees totaling $308 which are included in the Statements of Operations within the line item “Trustees’ fees and expenses”
G.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended July 31, 2021, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
Outside of Rule 17a-7 transactions, other investments with affiliated issuers are separately reported in this footnote. An affiliated issuer includes any company in which the Fund held 5% or more of a company’s outstanding voting shares at any point during the period, as well as other circumstances where an investment adviser or subadviser to the Fund is deemed to exercise, directly or indirectly, a certain level of control over the company. A summary of the AllianzGI Diversified Income & Convertible Fund’s total

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2021
long-term and short-term purchases and sales of the securities of affiliated issuers during the period ended July 31, 2021, is as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares
AllianzGI Diversified Income & Convertible Fund
Common Stocks—0.3%
CCF Holdings LLC(1),(2)	$ —	$1,919	$—	$—	$ (1,211)	$ 708	1,026,972
CCF Holdings LLC(1),(2)	—	—	—	—	152	152	219,990
LiveStyle, Inc.(1),(2),(3),(4)	— (5)	—	—	—	— (5)	— (5)	13,574
	$ —(5)	$ —	$—	$—	$ (1,059)	$ 860
Preferred Stocks—0.3%
LiveStyle, Inc. Series A(1),(2),(3),(4)	$ 79	$ —	$—	$—	$ 5	$ 84	532
LiveStyle, Inc. Series B(1),(2),(3),(4)	1,029	—	—	—	121	1,150	11,500
	$1,108	$ —	$—	$—	$ 126	$1,234
Leveraged Loans—0.1%
Music Technology Holdings LLC PIK(1),(3),(6),(7)	$ 368	$ 6(7)	$—	$—	$ —	$ 374	374 (8)
Total	$1,476	$1,925	$—	$—	$ (933)	$2,468

(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(2)	Non-income producing.
(3)	A member of the Fund’s portfolio management team is a member of the board of directors of LiveStyle, Inc. The Fund’s aggregate value of investments in LiveStyle, Inc. and its subsidiary Music Technology Holdings LLC represents 0.43% of net assets.
(4)	Security is restricted from resale.
(5)	Amount is less than $500.
(6)	Security is fixed rate.
(7)	100% of the income received was in PIK.
(8)	Value shown as par value.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2021
H.	Trustee Deferred Compensation Plan
The Trustees do not currently receive any pension or retirement benefits from the Funds. In calendar year 2018 and certain prior periods, the Funds maintained a deferred compensation plan pursuant to which each Independent Trustee had the opportunity to elect not to receive all or a portion of his or her fees from the Fund on a current basis, but instead to receive in a subsequent period chosen by the Independent Trustee an amount equal to the value of such compensation if such compensation had been invested in one or more series of Virtus Investment Trust (formerly known as Allianz Funds) and Virtus Strategy Trust (formerly known as Allianz Funds Multi-Strategy Trust) selected by the Independent Trustees from and after the normal payment dates for such compensation. The deferred compensation program was closed to new deferrals effective January 1, 2019, and all Trustee fees earned with respect to service in calendar years 2019 and 2020 were paid in cash, on a current basis. The Funds still have obligations with respect to Independent Trustee fees deferred in 2018 and in prior periods, and will continue to have such obligations until all deferred Trustee fees are paid out pursuant to the terms of the deferred compensation plan.
Effective March 2021, each Fund provides a new deferred compensation plan (“New Plan”) for its Trustees who receive compensation from the Funds. Under the New Plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Funds, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Prepaid Expenses and Other Assets” in the Statements of Assets and Liabilities for the period ended July 31, 2021.
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding short-term securities and written options) during the period ended July 31, 2021, were as follows:
	Purchases	Sales
AllianzGI Diversified Income & Convertible Fund	$298,499	$312,149
AllianzGI Equity & Convertible Income Fund	301,252	291,226
Dividend, Interest & Premium Strategy Fund	450,919	463,484
There were no purchases or sales of long-term U.S. Government and agency securities during the period ended July 31, 2021.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2021
Note 6. Federal Income Tax Information
($ reported in thousands)
For the period ended July 31, 2021, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments held by the Funds for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AllianzGI Diversified Income & Convertible Fund	$ 422,009	$ 71,435	$ (9,064)	$ 62,371
AllianzGI Diversified Income & Convertible Fund (Written Options)	(56)	23	(35)	(12)
AllianzGI Equity & Convertible Income Fund	755,373	197,787	(15,065)	182,722
AllianzGI Equity & Convertible Income Fund (Written Options)	(285)	120	(186)	(66)
Dividend, Interest & Premium Strategy Fund	1,326,332	305,610	(27,253)	278,357
Dividend, Interest & Premium Strategy Fund (Written Options)	(442)	181	(329)	(148)
The following Fund has capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. The Funds’ capital loss carryovers as of January 31, 2021 were as follows:

Fund	Short-Term	Long-Term
AllianzGI Equity & Convertible Income Fund	$—	$5,841
Note 7. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of the Fund’s portfolio manager(s) to invest the Fund’s assets as intended.
In July 2017, the head of the United Kingdom Financial Conduct Authority announced the intention to phase out the use of LIBOR by the end of 2021. However, subsequent announcements by the FCA, the LIBOR administrator and other regulators indicate that it is possible that certain LIBORs may continue beyond 2021 and certain of the most widely used LIBORs may continue until mid-2023. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms,

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2021
hedging strategies or investment value. The expected discontinuation of LIBOR could have a significant impact on the financial markets and may present a material risk for certain market participants, including the Funds. Abandonment of or modifications to LIBOR could lead to significant short- and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain how such changes would be implemented and the effects such changes would have on the Funds, issuers of instruments in which the Funds invest, and the financial markets generally.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if such Fund did not concentrate its investments in such sectors.
AllianzGI Diversified Income & Convertible Fund leverages its portfolio through preferred shares, senior secured notes and margin loan financing. While leverage presents opportunities for increasing the Fund’s total return, it also has the effect of potentially increasing losses. Accordingly, any event which adversely affects the value of an investment held by the Fund would be magnified to the extent the Fund is leveraged.
Note 8. Long-Term Financing Arrangements
($ reported in thousands)
On October 2, 2015, AllianzGI Diversified Income & Convertible Fund completed a private placement with a single institutional investor, consisting of $30,000 in Series A Mandatory Redeemable Preferred Shares (“MRPS”) with a mandatory redemption date of October 2, 2025, and $50,000 in Senior Secured Notes (“Notes” and together with MRPS, “Long-Term Financing Arrangements”) due November 22, 2029. As of the beginning of the period, Fitch Ratings (“Fitch”) had assigned a rating of “AA” to the MRPS and “AA ratings watch negative” to the Notes. On May 21, 2021, after publishing a revised closed-end fund obligations ratings criteria, which included new, lower ratings caps for closed-end funds, Fitch downgraded the ratings assigned to the MRPS and senior secured notes to A and removed the notes from Rating Watch Negative (“RWN”). The Long-Term Financing Arrangements refinanced a portion of the AllianzGI Diversified Income & Convertible Fund short-term borrowings under the Margin Loan Financing described in Note 9. For a portion of its borrowings, AllianzGI Diversified Income & Convertible Fund continues to maintain short-term borrowings under the Margin Loan Financing described in Note 9 at variable interest rates.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2021
Mandatory Redeemable Preferred Shares
At July 31, 2021, AllianzGI Diversified Income & Convertible had 1,200,000 shares of MRPS outstanding with an aggregate liquidation preference of $30,000 ($25.00 per share). The following table summarizes the key terms of the MRPS at July 31, 2021:
Mandatory Redemption Date	Annual Dividend Rate	Aggregate Liquidation Preference	Estimated Fair Value
October 2, 2025	4.34%	$30,000	$30,000
The fair value of the MRPS are estimated to be their liquidation preference. The MRPS are categorized as Level 2 within the fair value hierarchy. Holders of MRPS are entitled to receive a quarterly dividend at an annual fixed dividend rate of 4.34%, subject to upward adjustment (by as much as 4.00%) during any period when the MRPS have a rating of below “A” from Fitch, or the equivalent from another rating agency (with the rate increasing at lower rating levels). Dividends are accrued daily and paid quarterly and are presented in AllianzGI Diversified Income & Convertible Fund’s Statement of Assets & Liabilities as interest payable on mandatory redeemable preferred shares. For the period ended July 31, 2021, AllianzGI Diversified Income & Convertible Fund paid $644 in dividends to mandatory redeemable preferred shareholders. The MRPS are senior, with priority in all respects, to AllianzGI Diversified Income & Convertible Fund’s outstanding common shares as to payments of dividends and as to distribution of assets upon dissolution, liquidation or winding up of the affairs of the Fund. The MRPS rank pari passu with any and all other preferred shares of the Fund, and rank junior to the Fund’s indebtedness, including the Notes, the Margin Loan Financing and any other senior secured indebtedness. AllianzGI Diversified Income & Convertible Fund may redeem all or any part of the MRPS at any time, subject to certain redemption premiums. With respect to the MRPS, the Fund is subject to periodic asset coverage testing. If the Fund’s asset coverage is insufficient, it may be required to redeem some or all of the MRPS.
Senior Secured Notes
At July 31, 2021, AllianzGI Diversified Income & Convertible Fund had $50,000 in aggregate principal amount of Notes outstanding. The Notes rank pari passu with all other senior debt of AllianzGI Diversified Income & Convertible Fund, including the Margin Loan Financing, and are secured by a lien on all assets of the Fund of every kind, including all securities and all other investment property, equal and ratable with the liens securing the Margin Loan Financing. The Notes are senior, with priority in all respects, to the MRPS and the outstanding common shares as to payments of dividends and as to distribution of assets upon dissolution, liquidation or winding up of the affairs of the Fund. Holders of the Notes are entitled to receive cash interest payments semi-annually until maturity. The Notes accrue interest at an annual fixed rate of 3.94%. The Notes will be subject to a penalty interest rate if ratings fall below A- from Fitch or the equivalent from another agency. The Notes are prepayable in whole or in part at any time, subject to a prepayment premium, which may be adjusted under some circumstances based on asset coverage levels. Interest expense of $977 is included in the AllianzGI Diversified Income & Convertible Fund’s Statement of Operations.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2021
The following table shows the maturity date, interest rate, notional/carrying amount and estimated fair value of the Notes outstanding at July 31, 2021:
Maturity Date	Interest Rate	Notional/ Carrying Amount	Estimated Fair Value
November 22, 2029	3.94%	$50,000	$50,000
The fair value of the senior secured notes are estimated to be their carrying amount. The senior secured notes are categorized as Level 2 within the fair value hierarchy.
With respect to the Notes, the Fund is subject to monthly asset coverage tests that mirror those applicable to closed-end funds set forth in Section 18 of the 1940 Act, as well as periodic asset coverage tests that are tied to rating agency criteria, in each case subject to various terms and conditions. A breach of any of these tests, after the passage of a cure period, would constitute an event of default under the Notes. The agreements governing the MRPS and Notes impose certain additional customary covenants and restrictions on the Fund, including, among others, restrictions on distributions and a requirement that the Fund adhere to its stated investment policies.
Note 9. Margin Loan Financing
($ reported in thousands)
AllianzGI Diversified Income & Convertible Fund has entered into a margin loan financing agreement with a commercial bank (the “Bank”) that allows the Fund to borrow cash from the Bank. Cash borrowings are secured by assets of the AllianzGI Diversified Income & Convertible Fund that are held with the Fund’s custodian in a separate account. Interest is charges at 3 month LIBOR plus an additional percentage rate on the amount borrowed.
For the period ended July 31, 2021, the weighted average daily balance outstanding was $25,000 at the weighted average interest rate of 1.074%. With respect to the margin loan financing, loan interest expense of $135 is included in the AllianzGI Diversified Income & Convertible Fund’s Statement of Operations.
At July 31, 2021, the amount of outstanding borrowings was as follows:
Outstanding Borrowings	Interest Rate
$25,000	1.05%
Note 10.  Indemnifications
Under the Funds’ organizational documents, their Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide a variety of indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and that have not occurred. However, the Funds have not had prior claims or losses pursuant to these arrangements and expect the risk of loss to be remote.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2021
Note 11. Capital Transactions
At July 31, 2021, each Fund has one class of common stock with $0.00001 par value of which unlimited shares are authorized.
Note 12. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. The following Fund held securities that were considered to be restricted at July 31, 2021:
AllianzGI Diversified Income & Convertible Fund
Investment	Date of Acquisition	Cost	Value	Percentage of Net Assets
LiveStyle, Inc.	5/1/2016—11/30/2016	$ —	$ —(1)	0.0%
LiveStyle, Inc. Series A	2/3/2016—11/30/2016	52	84	0.0
LiveStyle, Inc. Series B	2/16/2016—12/1/2016	1,128	1,150	0.3
(1) Amount is less than $500.
Note 13. Regulatory Matters and Litigation
From time to time, the Funds, the Adviser, the subadvisers, and/or their respective affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, and laws and regulations affecting their activities. At this time, the Funds and the Adviser believe that the outcomes of such matters are not likely, either individually, or in the aggregate, to be material to these financial statements.
Note 14. Recent Accounting Pronouncement
In March 2020, the FASB issued Accounting Standards Update (“ASU”), No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2021
Note 15. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that the following are the only subsequent events requiring recognition or disclosure in these financial statements.
On August 3, 2021, a monthly distribution of $0.167 per share was declared to AllianzGI Diversified Income & Convertible common shareholders, payable September 1, 2021 to common shareholders of record on August 12, 2021.
On September 1, 2021, a monthly distribution of $0.167 per share was declared to AllianzGI Diversified Income & Convertible common shareholders, payable October 1, 2021 to common shareholders of record on September 13, 2021.
On September 3, 2021, the following quarterly distributions were declared to shareholders, payable September 24, 2021 to shareholders of record on September 13, 2021:
AllianzGI Equity & Convertible Income $0.380 per share
Dividend, Interest & Premium Strategy $0.225 per share

CERTIFICATION
The Fund files the required annual Chief Executive Officer (“CEO”) certification regarding compliance with the NYSE’s listing standards no more than 30 days after each annual shareholder meeting for the Fund. The Fund has included the certifications of the Fund’s CEO and Principal Financial Officer required by Section 302 of the Sarbanes-Oxley Act in the Fund’s Form N-CSR filed with the SEC for the period of this report.
KEY INFORMATION
Shareholder Relations: 1-866-270-7788
For general information and literature, as well as updates on net asset value, share price, major industry groups and other key information.
REINVESTMENT PLAN
The Automatic Reinvestment and Cash Purchase Plan (the “Plan”) offers shareholders a convenient way to acquire additional shares of the Fund. Registered holders will be automatically placed in the Plan and may opt out by calling Shareholder Relations at the number listed above. If shares are held at a brokerage firm, contact your broker about participation in the Plan.
REPURCHASE OF SECURITIES
Notice is hereby given in accordance with Section 23(c) of the 1940 Act that the Fund may from time to time purchase its shares of common stock in the open market when Fund shares are trading at a discount from their net asset value.
PROXY VOTING INFORMATION (FORM N-PX)
The subadviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Fund’s Board. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-866-270-7788. This information is also available through the SEC’s website at https://www.sec.gov.
PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form NPORT-P. Form NPORT-P is available on the SEC’s website at https://www.sec.gov.

Results of Annual Meeting of Shareholders (Unaudited)
Virtus AllianzGI Diversified Income & Convertible Fund
Virtus Dividend, Interest & Premium Strategy Fund
Virtus AllianzGI Equity & Convertible Income Fund
The Funds held their Annual Meeting of Shareholders on July 8, 2021. Shareholders voted as indicated below:
Virtus AllianzGI Diversified Income & Convertible Fund
Election of Trustee	Votes For	Votes Withheld
Debora A. DeCotis	9,752,224	305,773
George R. Aylward*	9,674,803	383,194
Philip R. McLoughlin	9,622,728	435,269
Sarah E. Cogan	1,200,000	0
Based on the foregoing, Mses. DeCotis and Cogan were re-elected and Messrs. Aylward and McLoughlin were elected to the Board of Trustees. The Fund’s other Trustees who continue in office are F. Ford Drummond, Hans W. Kertess, James S. MacLeod, William B. Ogden, IV, Alan Rappaport, and Davey S. Scoon.
*Interested Trustee
Virtus Dividend, Interest & Premium Strategy Fund
Election of Trustees	Votes For	Votes Withheld
Hans W. Kertess	72,853,318	13,553,344
James S. MacLeod	73,034,223	13,372,439
William B. Ogden, IV	72,909,839	13,496,823
George R. Aylward*	83,688,283	2,718,379
Philip R. McLoughlin	83,660,170	2,746,492
Based on the foregoing, Messrs. Kertess, MacLeod and Ogden were re-elected and Messrs. Aylward and McLoughlin were elected to the Board of Trustees. The Fund’s other Trustees who continue in office are Sarah E. Cogan, Deborah A DeCotis, F. Ford Drummond, Alan Rappaport, and Davey S. Scoon.
*Interested Trustee

Virtus AllianzGI Equity & Convertible Income Fund
Election of Trustees	Votes For	Votes Withheld
F. Ford Drummond	22,325,145	1,842,399
James S. MacLeod	22,336,585	1,830,959
Philip R. McLoughlin	22,314,731	1,852,813
George R. Aylward*	22,361,743	1,805,801
Based on the foregoing, Messrs. Drummond and MacLeod were re-elected and Messrs. Aylward and McLoughlin were elected to the Board of Trustees. The Fund’s other Trustees who continue in office are Sarah E. Cogan, Deborah A DeCotis, Hans W. Kertess, William B. Ogden, IV, Alan Rappaport, and Davey S. Scoon.
*Interested Trustee

Trustees
Alan Rappaport, Chairman of the Board of Trustees
George R. Aylward
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
Hans W. Kertess
James S. MacLeod
Philip R. McLoughlin
William B. Ogden, IV
Davey S. Scoon
Brian T. Zino, Advisory Member
Officers
George R. Aylward, President and Chief Executive Officer
Peter J. Batchelar, Senior Vice President
Angela Borreggine, Vice President, Chief Legal Officer, Counsel and Secretary
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Nancy J. Engberg, Senior Vice President and Chief Compliance Officer
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Administrator
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103
Transfer Agent, Dividend Paying Agent and Registrar
American Stock Transfer & Trust Company, LLC
6201 15th Avenue
Brooklyn, NY 11219
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199
How to Contact Us
Shareholder Services	1-800-254-5197
Website	Virtus.com
Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-254-5197.

P.O. Box 9874
Providence, RI 02940-8074
For more information about Virtus Closed-End Funds,
please contact us at 1-800-254-5197 or closedendfunds@virtus.com, or visit Virtus.com.
8073	07-21

Item 2.	Code of Ethics.

Response not required for semiannual report.

Item 3.	Audit Committee Financial Expert.

Response not required for semiannual report.

Item 4.	Principal Accountant Fees and Services.

Response not required for semiannual report.

Item 5.	Audit Committee of Listed Registrants.

Response not required for semiannual report.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Response not required for semiannual report.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

(a)	Response not required for semiannual report.

(b)

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees that were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), as amended are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended. There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3 (d))) that occurred during the most recent six months of the period covered by this report that materially affected, or is reasonably likely to affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Exhibit 99.302 Cert.—Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Exhibit 99.906 Cert.—Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Virtus AllianzGI Equity & Convertible Income Fund (formerly known as: AllianzGI Equity & Convertible Income Fund)

By:	/s/ George R. Aylward
George R. Aylward, President and Chief Executive Officer
(principal executive officer)
Date:	10/6/21

By:	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)
Date:	10/6/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George R. Aylward
George R. Aylward, President and Chief Executive Officer
(principal executive officer)
Date:	10/6/21

By:	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date:	10/6/21

*	Print the name and title of each signing officer under his or her signature.